Balanced Fund
Schedule of Investments
June 30, 2022 (Unaudited)
Common Stocks - 41 .7 % a
Information Technology
% of Net
Assets Shares $ Value
Data Processing & Outsourced Services 4.7
Visa, Inc. - Class A 17,000 3,347,130
Mastercard, Inc. - Class A 10,500 3,312,540
Fidelity National Information Services, Inc. 26,000 2,383,420
a
Systems Software 3.4
Microsoft Corp. 17,500 4,494,525
Oracle Corp. 30,000 2,096,100
a
Semiconductors 2.8
Analog Devices, Inc. 26,000 3,798,340
Texas Instruments, Inc. 11,301 1,736,399
a
IT Consulting & Other Services 1.1
Accenture plc - Class A
(a)
8,000 2,221,200
a
12.0 23,389,654
Financials
Multi-Sector Holdings 2.1
Berkshire Hathaway, Inc. - Class B
(b)
15,000 4,095,300
a
Insurance Brokers 2.0
Aon plc - Class A
(a)
14,000 3,775,520
a
Property & Casualty Insurance 1.9
Markel Corp.
(b)
2,850 3,685,763
a
Financial Exchanges & Data 1.3
S&P Global, Inc. 7,500 2,527,950
a
Investment Banking & Brokerage 1.1
The Charles Schwab Corp. 35,000 2,211,300
a
Diversified Banks 1.0
JPMorgan Chase & Co. 17,000 1,914,370
a
Mortgage REITs 0.4
Redwood Trust, Inc. 108,485 836,419
a
9.8 19,046,622
Health Care
Health Care Equipment 2.1
Danaher Corp. 16,500 4,183,080
a
Life Sciences Tools & Services 2.0
Thermo Fisher Scientific, Inc. 7,232 3,929,001
a
Health Care Services 1.9
Laboratory Corp. of America Holdings 15,369 3,601,879
a
6.0 11,713,960
Communication Services
Cable & Satellite 2.4
Liberty Broadband Corp. - Class C
(b)
22,000 2,544,080
Comcast Corp. - Class A 55,000 2,158,200
a
Communication Services
% of Net
Assets Shares $ Value
a
Interactive Media & Services 2.0
Alphabet, Inc. - Class C
(b)
1,718 3,758,039
a
4.4 8,460,319
Materials
Construction Materials 3.1
Vulcan Materials Co. 23,000 3,268,300
Martin Marietta Materials, Inc. 9,500 2,842,780
a
Industrial Gases 1.2
Linde plc
(a)
8,136 2,339,344
a
4.3 8,450,424
Industrials
Industrial Conglomerates 2.2
Roper Technologies, Inc. 6,200 2,446,830
Honeywell International, Inc. 9,944 1,728,366
a
Industrial Machinery 2.1
IDEX Corp. 12,000 2,179,560
Fortive Corp. 35,000 1,903,300
a
4.3 8,258,056
Consumer Staples
Distillers & Vintners 0.9
Diageo plc - ADR
(a)
10,000 1,741,200
a
Total Common Stocks (Cost $50,857,727) 81,060,235
Non-Convertible Preferred Stocks - 1 .1 % a
Qurate Retail, Inc. 8.00% 3/15/31 (Cost $3,461,303) 35,000 2,045,750
Corporate Bonds - 1 .3 % a
a a
$ Principal
Amount $ Value a
a
AutoZone, Inc.
3.63% 4/15/25 500,000 494,270
JPMorgan Chase & Co.
3.38% 5/1/23 500,000 500,232
JPMorgan Chase Co.
3.84% 6/14/25 Floating Rate (SOFR + 98) 200,000 198,221
Markel Corp.
4.9% 7/1/22 410,000 410,000
3.63% 3/30/23 500,000 501,340
U.S. Bancorp
2.4% 7/30/24 500,000 488,226
a
Total Corporate Bonds (Cost $2,614,802) 2,592,289

Balanced Fund
(Continued)
Schedule of Investments
June 30, 2022 (Unaudited)
Corporate Convertible Bonds - 0 .9 % a
a a
$ Principal
Amount $ Value a
a
Redwood Trust, Inc.
5.63% 7/15/24 (Cost $1,905,226) 2,000,000 1,809,964
Asset-Backed Securities - 7 .5 % a
a
Automobile
American Credit Acceptance Receivables Trust (ACAR)
Series 2021-2 Class B - 0.37% 10/15/24
(c)
17,156 17,140
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2020-2 Class D - 2.13% 3/18/26 400,000 385,258
ARI Fleet Lease Trust (ARIFL)
Series 2020-A Class A - 1.77% 8/15/28
(c)
31,498 31,498
Series 2022-A Class A2 - 3.12% 1/15/31
(c)
100,000 99,015
Carmax Auto Owner Trust (CARMX)
Series 2012-2 Class C - 3.16% 2/18/25 500,000 496,571
CFMT LLC (CFMT)
Series 2021-AL1 Class B - 1.39% 9/22/31
(c)
516,002 497,344
Chesapeake Funding II LLC (CFII)
Series 2021-1A Class A1 - 0.47% 4/15/33
(c)
320,449 313,288
DT Auto Owner Trust (DTAOT)
Series 2020-3A Class C - 0.54% 4/15/24
(c)
3,032 3,029
Enterprise Fleet Financing LLC (EFF)
Series 2019-2 Class A - 2.29% 2/20/25
(c)
56,610 56,441
Series 2020-1 Class A - 1.78% 12/22/25
(c)
168,874 167,692
GLS Auto Receivables Issuer Trust (GCAR)
Series 2020-2A Class A1 - 1.58% 8/15/24
(c)
6,149 6,147
Series 2021-4A Class A - 0.84% 7/15/25
(c)
324,194 318,260
JPMorgan Chase Auto Credit Linked Note (CACLN)
Series 2020-1 Class A5 - 0.99% 1/25/28
(c)
213,263 209,762
Series 2020-2 Class A2 - 0.84% 2/25/28
(c)
38,456 37,584
Series 2021-1 Class A2 - 0.88% 9/25/28
(c)
394,698 383,464
Series 2021-2 Class A4 - 0.89% 12/26/28
(c)
309,746 300,202
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class A - 1.3% 8/17/26
(c)
621,746 601,861
Onemain Direct Auto Receivables Trust (OMDAR)
Series 2021-1A Class A - 0.87% 7/14/28
(c)
500,000 465,939
Santander Drive Auto Receivables Trust (SDART)
Series 2020-2 Class D - 2.22% 9/15/26 375,000 367,102
Series 2020-3 Class C - 1.12% 1/15/26 200,000 198,490
Series 2020-4 Class C - 1.01% 1/15/26 195,000 192,232
Securitized Term Auto Loan Receivables Trust (SSTRT)
Series 2019-CRTA Class B - 2.45% 3/25/26
(a) (c)
50,307 50,043
Westlake Automobile Receivables Trust (WLAKE)
Series 2021-2A Class B - 0.62% 7/15/26
(c)
256,000 246,801
Series 2022-1A Class A2A - 1.97% 12/16/24
(c)
250,000 247,368
Wheels SPV 2 LLC (WHLS)
Series 2020-1A Class A2 - 0.51% 8/20/29
(c)
665,779 657,872
a
6,350,403
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO LP (ABPCI)
Series 2020-10A Class A - 3.01% 1/20/32 Floating Rate
(Qtrly LIBOR + 195)
(a) (c) (d)
500,000 494,133
Audax Senior Debt CLO LLC (AUDAX)
Series 2021-6A Class A1 - 2.56% 10/20/33 Floating
Rate (Qtrly LIBOR + 150)
(c) (d)
500,000 491,961
Blackrock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class A - 2.76% 4/20/33 Floating Rate
(Qtrly LIBOR + 170)
(a) (c) (d)
500,000 485,211
a
a a
$ Principal
Amount $ Value a
a
Cerberus Loan Funding LP (CERB)
Series 2020-1A Class A - 2.89% 10/15/31 Floating Rate
(Qtrly LIBOR + 185)
(a) (c) (d)
500,000 495,580
Series 2021-6A Class A - 2.44% 11/22/33 Floating Rate
(Qtrly LIBOR + 140)
(a) (c) (d)
269,116 268,455
Churchill Middle Market CLO Ltd. (CHMML)
Series 2021-1A Class A1 - 2.68% 10/24/33 Floating Rate
(Qtrly LIBOR + 150)
(a) (c) (d)
250,000 245,269
Fortress Credit Opportunities CLO Ltd. (FCO)
Series 2021-15A Class A2 - 2.73% 4/25/33 Floating
Rate (Qtrly LIBOR + 155)
(a) (c) (d)
500,000 481,526
Golub Capital Partners CLO Ltd. (GOCAP)
Series 2021-54A Class A2 - 2.89% 8/5/33 Floating Rate
(Qtrly LIBOR + 153)
(a) (c) (d)
500,000 484,388
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 - 3.24% 9/14/33 Floating Rate
(Qtrly LIBOR + 150)
(a) (c) (d)
500,000 489,058
Palmer Square Loan Funding Ltd. (PSTAT)
Series 2021-1A Class A1 - 2.31% 4/20/29 Floating Rate
(Qtrly LIBOR + 125)
(a) (c) (d)
500,000 485,779
a
4,421,360
a
Consumer & Specialty Finance
Affirm Asset Securitization Trust (AFFRM)
Series 2021-A Class A4 - 0.88% 8/15/25
(c)
100,000 98,768
Foundation Finance Trust (FFIN)
Series 2021-2A Class A - 2.19% 1/15/42
(c)
205,650 193,170
Marlette Funding Trust (MFT)
Series 2021-1A Class A2 - 0.6% 6/16/31
(c)
7,874 7,860
Series 2022-1A Class A - 1.36% 4/15/32
(c)
177,640 174,485
SoFi Consumer Loan Program Trust (SCLP)
Series 2019-4 Class B - 2.56% 8/25/28
(c)
110,055 110,055
Upstart Securitization Trust (UPST)
Series 2021-3 Class A - 0.83% 7/20/31
(c)
129,628 125,908
Series 2021-5 Class A - 1.31% 11/20/31
(c)
177,500 170,971
a
881,217
a
Equipment
Amur Equipment Finance Receivables LLC (AXIS)
Series 2021-1A Class A2 - 0.75% 11/20/26
(c)
508,839 493,735
CCG Receivables Trust (CCG)
Series 2019-2 Class A - 2.11% 3/15/27
(c)
60,984 60,883
Dell Equipment Finance Trust (DEFT)
Series 2021-2 Class A2 - 0.53% 12/22/26
(c)
625,000 598,123
Series 2022-1 Class A2 - 2.11% 8/22/27
(c)
250,000 247,245
DLLST LLC (DLLST)
Series 2022-1A Class A2 - 2.79% 1/22/24
(c)
500,000 496,402
MMAF Equipment Finance LLC (MMAF)
Series 2022-A Class A2 - 2.77% 2/13/25
(c)
375,000 370,064
a
2,266,452
a
Other
Octane Receivables Trust (OCTL)
Series 2020-1A Class A2 - 1.71% 2/20/25
(c)
132,418 131,148
Series 2021-1A Class A5 - 0.93% 3/22/27
(c)
76,852 74,817
Series 2021-2A Class A - 1.21% 9/20/28
(c)
180,502 174,593

a
a a
$ Principal
Amount $ Value a
a
Series 2022-1A Class A2 - 4.18% 3/20/28
(c)
300,000 299,187
679,745
a
Total Asset-Backed Securities (Cost $14,892,091) 14,599,177
Commercial Mortgage-Backed Securities - 2 .5 % a
a
AREIT Trust (AREIT)
Series 2021-CRE5 Class A - 2.6% 7/17/26 Floating Rate
(Mthly LIBOR + 108)
(c)
472,568 457,304
BFLD Trust (BFLD)
Series 2020-OBRK Class A - 3.37% 11/15/22 Floating
Rate (Mthly LIBOR + 205)
(c)
125,000 123,483
FS Rialto Issuer Ltd. (FSRI)
Series 2022-FL5 Class A - 3.2% 6/19/27 Floating Rate
(TSFR1M + 230)
(a) (c)
500,000 493,223
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A - 2.86% 7/16/35 Floating Rate
(Mthly LIBOR + 125)
(a) (c)
429,970 422,644
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 - 2.56% 6/16/36 Floating Rate
(Mthly LIBOR + 105)
(a) (c)
250,000 245,694
Series 2021-FL2 Class A4 - 2.51% 9/19/26 Floating Rate
(Mthly LIBOR + 100)
(a) (c)
250,000 241,495
KREF Ltd. (KREF)
Series 2021-FL2 Class A4 - 2.59% 2/15/39 Floating
Rate (Mthly LIBOR + 107)
(a) (c)
500,000 486,562
Series 2022-FL3 Class A - 2.96% 2/15/39 Floating Rate
(Mthly SOFR + 145)
(a) (c)
500,000 484,146
LoanCore Issuer Ltd. (LNCR)
Series 2018-CRE1 Class D - 4.27% 5/15/28 Floating Rate
(US0001M + 295)
(a) (c)
400,000 399,810
Series 2021-CRE5 Class A - 2.62% 7/15/36 Floating
Rate (Mthly LIBOR + 130)
(a) (c)
500,000 483,818
Series 2022-CRE7 Class A - 2.33% 1/17/37 Floating Rate
(SOFR 30 Day Avg + 155)
(a) (c)
250,000 244,415
STWD Ltd. (STWD)
Series 2022-FL3 Class A - 2.13% 11/15/38 Floating Rate
(SOFR 30 Day Avg + 135)
(a) (c)
500,000 481,521
VMC Finance LLC (VMC)
Series 2021-FL4 Class A - 2.71% 6/16/36 Floating Rate
(Mthly LIBOR + 110)
(c)
306,103 297,999
a
Total Commercial Mortgage-Backed Securities (Cost $4,972,509) 4,862,114
Mortgage-Backed Securities - 2 .7 % a
a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 3649 Class A - 4% 3/15/25 10,357 10,450
a
Pass-Through Securities
Pool# J14649 – 3.5% 4/1/26 20,180 20,177
Pool# E02948 – 3.5% 7/1/26 43,861 43,856
Pool# J16663 – 3.5% 9/1/26 23,436 23,392
Pool# ZS8692 – 2.5% 4/1/33 157,243 151,751
249,626
a
a a
$ Principal
Amount $ Value a
a
a
Federal National Mortgage Association
Pass-Through Securities
Pool# AR8198 – 2.5% 3/1/23 7,939 7,929
Pool# MA1502 – 2.5% 7/1/23 7,742 7,718
Pool# 995755 – 4.5% 5/1/24 2,048 2,095
Pool# AB1769 – 3% 11/1/25 18,820 18,512
Pool# AB3902 – 3% 11/1/26 43,210 43,083
Pool# AK3264 – 3% 2/1/27 34,706 34,604
Pool# AB6291 – 3% 9/1/27 190,875 190,142
Pool# MA3189 – 2.5% 11/1/27 160,849 157,445
Pool# MA3791 – 2.5% 9/1/29 335,140 327,189
Pool# BM5708 – 3% 12/1/29 179,977 179,178
Pool# AS7701 – 2.5% 8/1/31 826,669 811,057
Pool# MA3540 – 3.5% 12/1/33 92,303 92,434
1,871,386
a
Government National Mortgage Association
Pass-Through Securities
Pool# 5255 – 3% 12/20/26 42,204 41,516
a
Non-Government Agency
Collateralized Mortgage Obligations
Flagstar Mortgage Trust (FSMT)
Series 2021-7 Class B - 2.5% 8/25/51
(c) (d)
433,275 396,078
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2022-PJ1 Class AB - 2.5% 5/28/52
(c) (d)
457,481 414,674
JPMorgan Mortgage Trust (JPMMT)
Series 2014-5 Class B - 2.84% 10/25/29
(c) (d)
64,691 62,370
Series 2016-3 Class A - 3% 10/25/46
(c) (d)
185,705 174,242
Series 2017-3 Class A - 2.5% 8/25/47
(c) (d)
209,175 193,988
Series 2020-7 Class A - 3% 1/25/51
(c) (d)
54,087 53,464
Series 2020-8 Class A - 3% 3/25/51
(c) (d)
100,634 98,931
Series 2021-6 Class B - 2.5% 10/25/51
(c) (d)
566,917 518,247
Series 2021-8 Class B - 2.5% 12/25/51
(c) (d)
417,922 379,336
Series 2022-2 Class A4A - 2.5% 8/25/52
(c) (d)
335,750 306,925
JPMorgan Wealth Management (JPMWM)
Series 2020-ATR1 Class A - 3% 2/25/50
(c) (d)
55,829 55,313
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 - 2.5% 7/25/51
(c) (d)
404,041 370,863
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A - 4.5% 8/25/49
(c) (d)
56,599 56,169
Series 2020-2 Class A - 3.5% 3/25/50
(c) (d)
1,230 1,229
Series 2020-3 Class A - 3% 4/25/50
(c) (d)
49,825 49,104
3,130,933
a
Total Mortgage-Backed Securities (Cost $5,643,901) 5,293,461
U.S. Treasuries - 35 .6 % a
a
U.S. Treasury Notes
2% 7/31/22 1,000,000 1,000,706
1.88% 7/31/22 1,000,000 1,000,603
1.63% 8/15/22 5,000,000 5,001,118
1.88% 8/31/22 2,000,000 2,000,996
2% 11/30/22 3,000,000 2,995,374
2% 2/15/23 1,000,000 996,202
2.5% 3/31/23 2,000,000 1,995,542

Balanced Fund
(Continued)
Schedule of Investments
June 30, 2022 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
1.63% 5/31/23 2,000,000 1,977,187
2.5% 8/15/23 2,000,000 1,990,234
2.13% 11/30/23 2,000,000 1,977,383
2.13% 2/29/24 2,000,000 1,973,281
2% 4/30/24 2,000,000 1,965,547
0.25% 6/15/24 2,000,000 1,896,875
1.25% 8/31/24 3,000,000 2,890,664
0.38% 9/15/24 2,000,000 1,887,969
0.75% 11/15/24 2,000,000 1,896,719
1.13% 1/15/25 2,000,000 1,907,656
1.38% 1/31/25 2,000,000 1,918,555
2.63% 3/31/25 2,000,000 1,980,078
0.38% 4/30/25 2,000,000 1,856,445
2.75% 5/15/25 3,000,000 2,977,266
0.25% 6/30/25 2,000,000 1,841,680
0.25% 7/31/25 2,000,000 1,836,602
2.75% 8/31/25 2,000,000 1,982,656
3% 10/31/25 1,000,000 998,633
0.38% 11/30/25 2,000,000 1,827,187
0.5% 2/28/26 4,000,000 3,646,719
0.75% 5/31/26 2,000,000 1,830,156
1.5% 8/15/26 2,000,000 1,878,750
1.63% 10/31/26 4,000,000 3,768,281
1.88% 2/28/27 2,000,000 1,898,633
0.5% 8/31/27 2,000,000 1,755,508
2.25% 11/15/27 2,000,000 1,917,891
a
Total U.S. Treasuries (Cost $71,812,284) 69,269,096
Cash Equivalents - 9 .3 % a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 1.01%
(e)
10,995,172 10,995,172
U.S. Treasury Bills, 1.04% to 1.45%, 7/28/22
to 8/23/22
(f)
7,000,000 6,987,552
a
Total Cash Equivalents (Cost $17,983,639) 17,982,724
Total Investments in Securities (Cost $174,143,482) 199,514,810
Cash due to Custodian - 0.0% (47)
Other Liabilities in Excess of Other Assets -  (2.6%) (5,115,795)
Net Assets - 100% 194,398,968
Net Asset Value Per Share - Investor Class 15.35
Net Asset Value Per Share - Institutional Class 15.37
(a)
Foreign domiciled entity.
(b)
Non-income producing.
(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)
The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(e)
Rate presented represents the 30 day average yield at June 30, 2022.
(f)
Interest rates presented represent the effective yield at June 30, 2022.

Core Plus Income Fund
Schedule of Investments
June 30, 2022 (Unaudited)
Corporate Bonds - 22 .2 % a
a a
$ Principal
Amount $ Value a
Abercrombie & Fitch Management Co.
8.75% 7/15/25
(a)
928,000 905,431
Alexandria Real Estate Equities, Inc.
3.95% 1/15/28 366,000 354,669
American Airlines Group, Inc.
3.75% 3/1/25^
(a)
1,000,000 844,375
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a)
3,300,000 3,043,590
5.75% 4/20/29
(a)
1,000,000 857,170
Ares Capital Corp.
2.88% 6/15/28 1,000,000 793,142
Ashtead Capital, Inc.
4.38% 8/15/27
(a)
1,000,000 931,209
4% 5/1/28
(a)
670,000 605,380
2.45% 8/12/31
(a)
500,000 389,164
AT&T, Inc.
6.8% 5/15/36 713,000 801,029
Axalta Coating Systems LLC
3.38% 2/15/29
(a)
624,000 510,195
Bath & Body Works, Inc.
6.95% 3/1/33 3,475,000 2,780,340
6.88% 11/1/35 301,000 245,457
6.75% 7/1/36 2,756,000 2,209,747
Berkshire Hathaway Finance Corp.
4.25% 1/15/49 500,000 461,825
Broadcom, Inc.
3.42% 4/15/33
(a)
350,000 289,807
3.14% 11/15/35
(a)
1,014,000 771,418
Cantor Fitzgerald LP
4.5% 4/14/27
(a)
1,500,000 1,442,966
Carlisle Cos., Inc.
3.5% 12/1/24 532,000 526,443
3.75% 12/1/27 500,000 476,463
CDW LLC / CDW Finance Corp.
3.28% 12/1/28 1,000,000 864,480
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.2% 3/15/28 650,000 607,951
Choice Hotels International, Inc.
3.7% 1/15/31 250,000 221,843
Cinemark USA, Inc.
5.88% 3/15/26
(a)
500,000 446,600
5.25% 7/15/28
(a)
3,000,000 2,415,720
Compass Group Diversified Holdings LLC
5.25% 4/15/29
(a)
2,081,000 1,721,310
Cox Communications, Inc.
3.5% 8/15/27
(a)
842,000 799,667
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.5% 10/20/25
(a)
560,000 544,662
4.75% 10/20/28
(a)
1,100,000 1,039,932
Devon Energy Corp.
5.25% 10/15/27 325,000 329,266
4.5% 1/15/30 920,000 869,994
Diamondback Energy, Inc.
3.25% 12/1/26 75,000 73,232
3.5% 12/1/29 100,000 91,690
Dick's Sporting Goods, Inc.
3.15% 1/15/32 500,000 395,603
Dow Chemical Co. (The)
4.25% 10/1/34 1,052,000 999,472
a
a a
$ Principal
Amount $ Value a
Drax Finco PLC
6.63% 11/1/25
(a) (b)
1,000,000 977,260
Duke Energy Carolinas LLC
6% 12/1/28 445,000 481,153
Element Fleet Management Corp.
3.85% 6/15/25
(a) (b)
1,000,000 983,304
Energy Transfer LP
2.9% 5/15/25 500,000 475,751
4.75% 1/15/26 200,000 199,503
Enterprise Products Operating LLC
4.45% 2/15/43 990,000 864,203
EPR Properties
4.75% 12/15/26 1,250,000 1,175,624
4.5% 6/1/27 1,330,000 1,205,014
4.95% 4/15/28 830,000 764,249
Essential Properties LP
2.95% 7/15/31 2,750,000 2,157,699
Expedia Group, Inc.
3.8% 2/15/28 484,000 441,569
3.25% 2/15/30 90,000 75,144
Ford Motor Credit Co. LLC
2.37% 8/3/22 Floating Rate (Qtrly LIBOR + 108) 2,000,000 1,995,792
Gap, Inc. (The)
3.88% 10/1/31
(a)
106,000 74,150
Georgia-Pacific LLC
7.25% 6/1/28 1,000,000 1,148,961
Hercules Capital, Inc.
2.63% 9/16/26 1,000,000 864,685
Highwoods Realty LP
2.6% 2/1/31 500,000 411,371
Host Hotels & Resorts LP
Series H 3.38% 12/15/29 612,000 518,631
Indiana Bell Telephone Co., Inc.
7.3% 8/15/26 535,000 585,037
iStar, Inc.
4.25% 8/1/25 1,375,000 1,272,466
JPMorgan Chase & Co.
0.65% 9/16/24 Floating Rate (Qtrly SOFR + 60) 1,000,000 958,831
L Brands, Inc.
6.69% 1/15/27 945,000 884,929
Lennar Corp.
4.75% 5/30/25 622,000 621,768
Lexington Realty Trust
2.7% 9/15/30 500,000 411,219
Markel Corp.
4.9% 7/1/22 250,000 250,000
3.63% 3/30/23 200,000 200,536
3.5% 11/1/27 550,000 529,599
Marriott International, Inc.
Series HH 2.85% 4/15/31 500,000 415,156
Masonite International Corp.
5.38% 2/1/28
(a)
646,000 585,848
3.5% 2/15/30
(a)
100,000 79,772
MasTec, Inc.
4.5% 8/15/28
(a)
500,000 450,356
Micron Technology, Inc.
4.19% 2/15/27 500,000 488,461
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd.
6.5% 6/20/27
(a)
1,805,000 1,779,414

Core Plus Income Fund
(Continued)
Schedule of Investments
June 30, 2022 (Unaudited)
a
a a
$ Principal
Amount $ Value a
MPLX LP
4.88% 12/1/24 750,000 755,952
4.88% 6/1/25 190,000 191,158
4% 3/15/28 85,000 80,828
4.8% 2/15/29 250,000 246,119
4.7% 4/15/48 551,000 464,375
6.87% 12/31/99 Floating Rate (US0003M + 465) 765,000 730,330
OneMain Finance Corp.
3.88% 9/15/28 1,994,000 1,528,251
5.38% 11/15/29 2,003,000 1,626,907
PDC Energy, Inc.
6.13% 9/15/24 407,000 404,965
5.75% 5/15/26 2,827,000 2,642,383
Physicians Realty LP
4.3% 3/15/27 1,271,000 1,246,797
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 798,000 703,878
4.3% 1/31/43 75,000 56,673
Realty Income Corp.
3.95% 8/15/27 575,000 561,475
RELX Capital, Inc.
4% 3/18/29 500,000 484,853
4.75% 5/20/32 250,000 254,247
STORE Capital Corp.
4.5% 3/15/28 503,000 491,657
4.63% 3/15/29 500,000 488,416
2.7% 12/1/31 1,250,000 1,002,437
Symetra Financial Corp.
4.25% 7/15/24 640,000 639,710
Take Two Interactive Software, Inc.
3.7% 4/14/27 1,000,000 971,604
Tempur Sealy International, Inc.
4% 4/15/29
(a)
400,000 323,000
3.88% 10/15/31
(a)
1,500,000 1,128,405
T-Mobile USA, Inc.
2.63% 4/15/26 250,000 227,342
3.38% 4/15/29 4,000,000 3,511,620
Twilio, Inc.
3.88% 3/15/31 300,000 247,423
United Airlines Holdings, Inc.
4.88% 1/15/25^ 200,000 186,142
United Wholesale Mortgage LLC
5.75% 6/15/27
(a)
200,000 160,668
VICI Properties LP
4.95% 2/15/30 500,000 474,765
VICI Properties LP/VICI Note Co., Inc.
4.13% 8/15/30
(a)
1,120,000 968,576
Vistajet Malta Finance PLC/XO Management Holding, Inc.
7.88% 5/1/27
(a) (b)
600,000 530,481
VistaJet Malta Finance PLC/XO Management Holding, Inc.
6.38% 2/1/30
(a) (b)
100,000 80,264
a
Total Corporate Bonds (Cost $86,912,573) 78,400,398
Corporate Convertible Bonds - 0 .5 % a
Redwood Trust, Inc.
4.75% 8/15/23 850,000 808,562
5.63% 7/15/24 700,000 633,487
a
a a
$ Principal
Amount $ Value a
5.75% 10/1/25 500,000 447,188
a
Total Corporate Convertible Bonds (Cost $1,935,053) 1,889,237
Asset-Backed Securities - 24 .0 % a
Automobile
ACC Auto Trust (AUTOC)
Series 2021-A Class A - 1.08% 4/15/27
(a)
316,790 311,547
American Credit Acceptance Receivables Trust (ACAR)
Series 2020-4 Class D - 1.77% 12/14/26
(a)
2,600,000 2,492,550
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2020-3 Class D - 1.49% 9/18/26 1,250,000 1,174,175
Arivo Acceptance Auto Loan Receivables Trust (ARIVO)
Series 2019-1 Class A - 2.99% 7/15/24
(a)
55,939 55,921
Series 2021-1A Class A - 1.19% 1/15/27
(a)
75,461 73,357
CFMT LLC (CFMT)
Series 2021-AL1 Class B - 1.39% 9/22/31
(a)
1,204,005 1,160,470
Drive Auto Receivables Trust (DART)
Series 2021-1 Class D - 1.45% 1/16/29 610,000 571,595
DT Auto Owner Trust (DTAOT)
Series 2019-3A Class D - 2.96% 4/15/25
(a)
1,000,000 993,271
Enterprise Fleet Financing LLC (EFF)
Series 2019-2 Class A - 2.29% 2/20/25
(a)
70,763 70,551
Exeter Automobile Receivables Trust (EART)
Series 2021-4A Class C - 1.46% 10/15/27 635,000 599,742
First Investors Auto Owner Trust (FIAOT)
Series 2022-1A Class A - 2.03% 1/15/27
(a)
423,313 414,217
Flagship Credit Auto Trust (FCAT)
Series 2021-2 Class C - 1.27% 6/15/27
(a)
2,100,000 1,949,717
Series 2021-3 Class C - 1.46% 9/15/27
(a)
255,000 236,328
GLS Auto Receivables Issuer Trust (GCAR)
Series 2020-2A Class B - 3.16% 6/16/25
(a)
750,000 748,933
Series 2021-3A Class C - 1.11% 9/15/26
(a)
800,000 745,000
JPMorgan Chase Bank NA (CACLN)
Series 2020-1 Class D - 1.89% 1/25/28
(a)
213,263 210,150
Series 2020-1 Class F - 6.68% 1/25/28
(a)
1,000,000 1,003,202
Series 2021-2 Class E - 2.28% 12/26/28
(a)
619,491 600,680
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class A - 1.3% 8/17/26
(a)
1,088,056 1,053,257
Series 2021-1A Class D - 3.99% 11/15/29
(a)
3,740,000 3,476,450
Santander Bank NA (SBCLN)
Series 2021-1A Class C - 3.27% 12/15/31
(a)
420,848 409,254
Securitized Term Auto Loan Receivables Trust (SSTRT)
Series 2019-CRTA Class C - 2.85% 3/25/26
(a) (b)
201,229 200,382
Westlake Automobile Receivables Trust (WLAKE)
Series 2021-1A Class C - 0.95% 3/16/26
(a)
540,000 519,449
a
19,070,198
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO X LP (ABPCI)
Series 2020-10A Class B1 - 3.41% 1/20/32 Floating Rate
(Qtrly LIBOR + 235)
(a) (b) (c)
1,000,000 966,258
Audax Senior Debt CLO LLC (AUDAX)
Series 2021-6A Class B - 3.01% 10/20/33 Floating Rate
(Qtrly LIBOR + 195)
(a) (c)
3,000,000 2,901,777
Ballyrock CLO Ltd. (BALLY)
Series 2016-1A Class BR2 - 2.39% 10/15/28 Floating
Rate (Qtrly LIBOR + 135)
(a) (b) (c)
1,000,000 982,065

a
a a
$ Principal
Amount $ Value a
BCRED MML CLO LLC (BXCMM)
Series 2022-1A Class A1 - 2.24% 4/20/35 Floating Rate
(Qtrly SOFR + 165)
(a) (b) (c)
1,000,000 962,482
Blackrock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class B - 3.11% 4/20/33 Floating Rate
(Qtrly LIBOR + 205)
(a) (b) (c)
1,800,000 1,676,979
Brightwood Capital MM CLO Ltd. (BWCAP)
Series 2020-1A Class A - 3.73% 12/15/28 Floating Rate
(Qtrly LIBOR + 190)
(a) (b) (c)
463,387 463,326
Cerberus Loan Funding LP (CERB)
Series 2020-1A Class B - 3.59% 10/15/31 Floating Rate
(Qtrly LIBOR + 255)
(a) (b) (c)
500,000 486,234
Series 2020-1A Class C - 4.74% 10/15/31 Floating Rate
(Qtrly LIBOR + 370)
(a) (b) (c)
500,000 483,443
Series 2020-2A Class A - 2.94% 10/15/32 Floating Rate
(Qtrly LIBOR + 190)
(a) (b) (c)
495,000 486,835
Series 2020-2A Class B - 3.64% 10/15/32 Floating Rate
(Qtrly LIBOR + 260)
(a) (b) (c)
500,000 480,922
Series 2021-2A Class B - 2.94% 4/22/33 Floating Rate
(Qtrly LIBOR + 190)
(a) (b) (c)
1,500,000 1,413,175
Series 2021-6A Class B - 2.79% 11/22/33 Floating Rate
(Qtrly LIBOR + 175)
(a) (b) (c)
1,650,000 1,634,642
Series 2022-1A Class A2 - 4.02% 4/15/34
(a)
1,750,000 1,673,109
Churchill Middle Market CLO Ltd. (CHMML)
Series 2021-1A Class A1 - 2.68% 10/24/33 Floating Rate
(Qtrly LIBOR + 150)
(a) (b) (c)
1,000,000 981,077
Deerpath Capital CLO Ltd. (DPATH)
Series 2021-2A Class A1 - 1.84% 1/15/34 Floating Rate
(Qtrly LIBOR + 160)
(a) (b) (c)
1,000,000 965,436
Series 2021-2A Class C - 3.14% 1/15/34 Floating Rate
(Qtrly LIBOR + 290)
(a) (b) (c)
2,300,000 2,127,284
Fortress Credit Opportunities CLO Ltd. (FCO)
Series 2017-9A Class A1TR - 2.59% 10/15/33 Floating
Rate (Qtrly LIBOR + 155)
(a) (b) (c)
1,500,000 1,436,591
Series 2021-15A Class B - 3.03% 4/25/33 Floating Rate
(Qtrly LIBOR + 185)
(a) (b) (c)
1,500,000 1,396,596
Golub Capital Partners CLO Ltd. (GOCAP)
Series 2016-31A Class CR - 4.26% 8/5/30 Floating Rate
(Qtrly LIBOR + 290)
(a) (b) (c)
1,000,000 957,299
Series 2021-54A Class B - 3.21% 8/5/33 Floating Rate
(Qtrly LIBOR + 185)
(a) (b) (c)
500,000 480,205
Series 2021-54A Class C - 4.01% 8/5/33 Floating Rate
(Qtrly LIBOR + 265)
(a) (b) (c)
1,000,000 962,897
Guggenheim MM CLO Ltd. (GUGG)
Series 2021-4A Class B - 3.29% 1/15/34 Floating Rate
(Qtrly LIBOR + 225)
(a) (b) (c)
2,500,000 2,413,907
Ivy Hill Middle Market Credit Fund IX Ltd. (IVYH)
Series 9A Class A1TR - 2.57% 4/15/34 Floating Rate
(Qtrly SOFR + 162)
(a) (b) (c)
1,500,000 1,444,877
KKR Lending Partners III Clo LLC (KKRLP)
Series 2021-1A Class B - 2.96% 10/20/30 Floating Rate
(Qtrly LIBOR + 190)
(a) (c)
3,000,000 2,909,466
KKR Static CLO I Ltd. (KKRS)
Series 2022-1A Class B 7/20/31 Floating Rate (TSFR3M
+ 260)
(a) (b) (c)
1,250,000 1,250,000
Maranon Loan Funding Ltd. (MRNON)
Series 2021-2RA Class BR - 3.09% 7/15/33 Floating
Rate (Qtrly LIBOR + 205)
(a) (b) (c)
2,500,000 2,415,924
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class C - 4.39% 9/14/33 Floating Rate
(Qtrly LIBOR + 265)
(a) (b) (c)
2,000,000 1,898,551
a
a a
$ Principal
Amount $ Value a
Palmer Square Loan Funding Ltd. (PSTAT)
Series 2021-1A Class B - 2.86% 4/20/29 Floating Rate
(Qtrly LIBOR + 180)
(a) (b) (c)
1,000,000 965,975
a
37,217,332
a
Consumer & Specialty Finance
Affirm Asset Securitization Trust (AFFRM)
Series 2021-A Class D - 3.49% 8/15/25
(a)
750,000 718,548
Series 2021-B Class A - 1.03% 8/15/26
(a)
1,250,000 1,185,387
Series 2022-Z1 Class A - 4.55% 6/15/27
(a)
1,000,000 992,437
Bankers Healthcare Group Securitization Trust (BHG)
Series 2020-A Class A - 2.56% 9/17/31
(a)
290,065 285,554
Series 2021-A Class A - 1.42% 11/17/33
(a)
325,016 304,448
Series 2022-B Class B - 4.84% 6/18/35
(a)
1,500,000 1,483,370
Conn's Receivables Funding LLC (CONN)
Series 2021-A Class A - 1.05% 5/15/26
(a)
668,678 664,655
Series 2021-A Class B - 2.87% 5/15/26
(a)
2,350,000 2,280,663
Driven Brands Funding LLC (HONK)
Series 2019-2A Class A2 - 3.98% 10/20/49
(a)
487,500 456,481
Foundation Finance Trust (FFIN)
Series 2019-1A Class A - 3.86% 11/15/34
(a)
164,031 162,276
Series 2021-1A Class B - 1.87% 5/15/41
(a)
921,000 818,066
FREED ABS Trust (FREED)
Series 2022-1FP Class C - 2.51% 3/19/29
(a)
2,530,000 2,392,122
Series 2022-3FP Class B - 5.79% 8/20/29
(a)
1,500,000 1,499,976
Jersey Mike's Funding (JMIKE)
Series 2019-1A Class A2 - 4.43% 2/15/50
(a)
995,000 950,770
Marlette Funding Trust (MFT)
Series 2021-2A Class B - 1.06% 9/15/31
(a)
500,000 480,417
Series 2022-1A Class A - 1.36% 4/15/32
(a)
710,560 697,943
Pagaya AI Debt Selection Trust (PAID)
Series 2020-3 Class B - 3.22% 5/17/27
(a)
1,000,000 993,143
Series 2021 Class B - 0.82% 1/16/29
(a)
718,236 680,635
Series 2021-1 Class A - 1.18% 11/15/27
(a)
679,480 665,104
Series 2022-2 Class A - 4.97% 1/15/30
(a)
1,500,000 1,489,702
Theorem Funding Trust (THRM)
Series 2021-1A Class A - 1.28% 12/15/27
(a)
955,615 934,303
Series 2021-1A Class B - 2.21% 12/15/27
(a)
1,000,000 917,532
Upstart Securitization Trust (UPST)
Series 2021-1 Class B - 1.89% 3/20/31
(a)
250,000 240,548
Series 2021-1 Class C - 4.06% 3/20/31
(a)
250,000 230,726
Series 2021-2 Class A - 0.91% 6/20/31
(a)
101,243 98,906
Zaxby's Funding LLC (ZAXBY)
Series 2021-1A Class A2 - 3.24% 7/30/51
(a)
1,240,625 1,084,369
a
22,708,081
a
Equipment
Amur Equipment Finance Receivables IX LLC (AXIS)
Series 2021-1A Class B - 1.38% 2/22/27
(a)
1,035,000 971,146
Series 2021-1A Class D - 2.3% 11/22/27
(a)
500,000 454,914
CCG Receivables Trust (CCG)
Series 2019-1 Class B - 3.22% 9/14/26
(a)
694,618 695,655
Series 2019-2 Class B - 2.55% 3/15/27
(a)
300,000 296,689
Pawnee Equipment Receivables Series LLC (PWNE)
Series 2019-1 Class A2 - 2.29% 10/15/24
(a)
48,861 48,804
Series 2019-1 Class D - 2.86% 10/15/24
(a)
500,000 483,110
SCF Equipment Leasing LLC (SCFET)
Series 2019-2A Class A2 - 2.47% 4/20/26
(a)
160,988 158,964
a
3,109,282

Core Plus Income Fund
(Continued)
Schedule of Investments
June 30, 2022 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
Other
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class B - 4.22% 2/25/39
(a)
271,005 267,808
Octane Receivables Trust (OCTL)
Series 2020-1A Class B - 1.98% 6/20/25
(a)
940,000 905,765
Series 2021-1A Class B - 1.53% 4/20/27
(a)
700,000 638,817
Series 2022-1A Class A2 - 4.18% 3/20/28
(a)
700,000 698,104
Sierra Timeshare Receivables Funding LLC (SRFC)
Series 2019-2A Class B - 2.82% 5/20/36
(a)
181,884 176,252
2,686,746
a
Total Asset-Backed Securities (Cost $87,804,167) 84,791,639
Commercial Mortgage-Backed Securities - 10 .6 % a
Arbor Realty Commercial Real Estate Notes Ltd. (ARCLO)
Series 2021-FL4 Class C - 3.62% 11/15/36 Floating Rate
(Mthly LIBOR + 230)
(a) (b)
3,000,000 2,797,233
AREIT Trust (AREIT)
Series 2021-CRE5 Class A - 2.6% 7/17/26 Floating Rate
(Mthly LIBOR + 108)
(a)
945,136 914,608
BDS Ltd. (BDS)
Series 2021-FL10 Class A - 2.96% 12/18/36 Floating
Rate (Mthly LIBOR + 135)
(a) (b)
1,000,000 969,063
Series 2021-FL10 Class C - 3.91% 12/18/36 Floating
Rate (Mthly LIBOR + 230)
(a) (b)
1,250,000 1,173,446
BFLD Trust (BFLD)
Series 2020-OBRK Class A - 3.37% 11/15/22 Floating
Rate (Mthly LIBOR + 205)
(a)
940,000 928,593
BPCRE Ltd. (BPCRE)
Series 2021-FL1 Class D - 4.12% 2/15/37 Floating Rate
(Mthly LIBOR + 260)
(a) (b)
1,193,000 1,169,753
Series 2021-FL1 Class E - 4.62% 2/15/37 Floating Rate
(US0001M + 310)
(a) (b)
766,000 764,072
Series 2022-FL2 Class C - 6.01% 1/18/37 Floating Rate
(TSFR1M + 450)
(a) (b)
2,500,000 2,485,572
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A - 2.86% 7/16/35 Floating Rate
(Mthly LIBOR + 125)
(a) (b)
1,719,880 1,690,576
Hera Commercial Mortgage, Ltd. (HCM)
Series 2021-FL1 Class C - 3.56% 2/18/38 Floating Rate
(US0001M + 195)
(a) (b)
650,000 614,250
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class AS - 2.91% 6/16/36 Floating Rate
(Mthly LIBOR + 140)
(a) (b)
1,500,000 1,470,070
Series 2021-FL1 Class B - 3.11% 6/16/36 Floating Rate
(Mthly LIBOR + 160)
(a) (b)
3,081,000 3,004,132
Series 2021-FL1 Class C - 3.21% 6/16/36 Floating Rate
(US0001M + 170)
(a) (b)
450,000 433,169
Series 2021-FL2 Class D - 3.66% 10/19/26 Floating Rate
(Mthly LIBOR + 215)
(a) (b)
1,000,000 974,863
Hilton USA Trust (HILT)
Series 2016-SFP Class E - 5.52% 11/5/35
(a)
840,000 812,751
KREF Ltd. (KREF)
Series 2021-FL2 Class B - 3.17% 2/15/39 Floating Rate
(Mthly LIBOR + 165)
(a) (b)
2,500,000 2,359,185
Series 2022-FL3 Class B - 3.61% 2/15/39 Floating Rate
(Mthly SOFR + 210)
(a) (b)
2,500,000 2,385,520
LoanCore Issuer Ltd. (LNCR)
Series 2018-CRE1 Class C - 3.87% 5/15/28 Floating Rate
(Mthly LIBOR + 255)
(a) (b)
1,000,000 998,173
a
a a
$ Principal
Amount $ Value a
Series 2018-CRE1 Class D - 4.27% 5/15/28 Floating Rate
(US0001M + 295)
(a) (b)
1,000,000 999,526
Series 2021-CRE5 Class A - 2.62% 7/15/36 Floating
Rate (Mthly LIBOR + 130)
(a) (b)
2,000,000 1,935,271
Series 2022-CRE7 Class B - 3.03% 1/17/37 Floating Rate
(SOFR 30 Day Avg. + 225)
(a) (b)
2,500,000 2,397,138
ReadyCap Commercial Mortgage Trust (RCMT)
Series 2021-FL6 Class B - 3.22% 7/25/36 Floating Rate
(Mthly LIBOR + 160)
(a)
1,500,000 1,407,389
Series 2021-FL7 Class A - 2.82% 11/25/36 Floating Rate
(Mthly LIBOR + 120)
(a)
998,626 951,191
STWD Ltd. (STWD)
Series 2022-FL3 Class B - 2.73% 11/15/38 Floating Rate
(SOFR 30 Day Avg. + 195)
(a) (b)
2,500,000 2,360,458
VMC Finance LLC (VMC)
Series 2021-FL4 Class A - 2.71% 6/16/36 Floating Rate
(Mthly LIBOR + 110)
(a)
1,224,412 1,191,995
a
Total Commercial Mortgage-Backed Securities (Cost $38,381,092) 37,187,997
Mortgage-Backed Securities - 1 .6 % a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 5026 Class DH - 1.75% 9/25/43 503,555 475,537
Series 4949 Class BC - 2.25% 3/25/49 287,057 266,798
a
Pass-Through Securities
Pool# C91945 – 3% 8/1/37 280,623 273,334
1,015,669
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2013-130 Class CA - 2.5% 6/25/43 128,410 124,396
Series 2013-130 Class CD - 3% 6/25/43 233,473 229,972
a
Pass-Through Securities
Pool# 932836 – 3% 12/1/25 15,990 15,798
Pool# 468516 – 5.17% 6/1/28 206,499 217,179
Pool# MA3443 – 4% 8/1/48 115,987 115,863
Pool# FM5733 – 2% 1/1/51 1,330,992 1,164,858
1,868,066
a
Government National Mortgage Association
Collateralized Mortgage Obligations
Series 2021-29 Class CY - 3% 9/20/50 1,000,000 923,213
Series 2018-52 Class AE - 2.75% 5/16/51 85,093 82,084
1,005,297
a
Non-Government Agency
Collateralized Mortgage Obligations
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 - 3% 3/25/47
(a) (c)
62,283 58,889
JPMorgan Mortgage Trust (JPMMT)
Series 2016-3 Class A - 3% 10/25/46
(a) (c)
74,282 69,697
Series 2017-3 Class A - 2.5% 8/25/47
(a) (c)
73,211 67,896
Series 2018-6 Class 2A2 - 3% 12/25/48
(a) (c)
35,091 33,872
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 - 2.5% 7/25/51
(a) (c)
1,616,163 1,483,450

a
a a
$ Principal
Amount $ Value a
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A - 4.5% 8/25/49
(a) (c)
24,257 24,073
a
Pass-Through Securities
Greenpoint Mortgage Pass-Through Certificates (GMSI)
Series 2003-1 Class A1 - 2.68% 10/25/33
(c)
43,091 41,869
1,779,746
a
Total Mortgage-Backed Securities (Cost $6,233,322) 5,668,778
Municipal Bonds - 0 .6 % a
Central Plains, NE Energy Project Revenue 5.25% 9/1/37 1,000,000 1,005,739
Detroit, MI City School District General Obligation SBLF,
6.65% 5/1/29 460,000 528,181
Village of Rosemont IL General Obligation BAM, 5.38%
12/1/23 470,000 483,284
a
Total Municipal Bonds (Cost $2,115,272) 2,017,204
U.S. Treasuries - 37 .5 % a
U.S. Treasury Bonds
3.5% 2/15/39 2,100,000 2,195,566
1.88% 2/15/41 11,500,000 9,024,131
1.75% 8/15/41 4,000,000 3,044,219
2% 11/15/41 7,500,000 5,959,570
2.38% 2/15/42 12,000,000 10,179,375
3.25% 5/15/42 8,000,000 7,810,000
2.5% 2/15/45 3,000,000 2,546,719
2.5% 5/15/46 8,400,000 7,126,219
2.25% 8/15/46 2,500,000 2,017,822
2.25% 8/15/49 3,500,000 2,873,418
U.S. Treasury Notes
0.25% 8/31/25 3,000,000 2,747,461
1.5% 8/15/26 4,850,000 4,555,969
2% 11/15/26 5,650,000 5,402,812
1.63% 11/30/26 3,000,000 2,823,516
2.25% 2/15/27 3,500,000 3,375,449
0.5% 4/30/27 3,500,000 3,098,252
2.38% 5/15/27 3,000,000 2,904,844
2.25% 8/15/27 3,000,000 2,882,227
1.13% 2/29/28 6,500,000 5,845,937
1.25% 5/31/28 8,000,000 7,207,500
1.25% 9/30/28 7,000,000 6,270,742
1.5% 11/30/28 3,000,000 2,724,609
1.88% 2/28/29 3,500,000 3,253,770
1.75% 11/15/29 3,000,000 2,753,555
1.5% 2/15/30 5,250,000 4,716,387
0.88% 11/15/30 8,000,000 6,756,562
1.13% 2/15/31 7,500,000 6,445,898
1.38% 11/15/31 5,500,000 4,771,250
1.88% 2/15/32 1,000,000 906,094
a
Total U.S. Treasuries (Cost $147,230,875) 132,219,873
Non-Convertible Preferred Stocks - 0 .5 % a
a a Shares $ Value
Qurate Retail, Inc. 8.00% 3/15/31 (Cost $2,672,824) 27,800 1,624,910
Cash Equivalents - 2 .8 % a
a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 1.01% (Cost
$9,985,970)
(d)
9,985,970 9,985,970
Short-Term Securities Held as Collateral for Securities on Loan - 0 .2 % a
a Shares $ Value
Citibank N.A. DDCA
1.57% 53,589 53,589
Goldman Sachs Financial Square Government Fund
Institutional Class - 1.37% 482,303 482,303
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $535,892) 535,892
Total Investments in Securities (Cost $383,807,040) 354,321,898
Cash due to Custodian - 0.0% (162)
Other Liabilities in Excess of Other Assets -  (0.5%) (1,611,776)
Net Assets - 100% 352,709,960
Net Asset Value Per Share - Investor Class 9.89
Net Asset Value Per Share - Institutional Class 9.90
^ This security or a partial position of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $524,681.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Foreign domiciled entity.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) Rate presented represents the 30 day average yield at June 30, 2022.

Hickory Fund
Schedule of Investments
June 30, 2022 (Unaudited)
Common Stocks - 95.4% a
Communication Services
% of Net
Assets Shares $ Value
Cable & Satellite 17.3
Liberty Broadband Corp.
(a)
Class C 100,000 11,564,000
Class A 30,000 3,406,500
Liberty Media Corp-Liberty SiriusXM
(a)
Class C 190,000 6,849,500
Class A 70,000 2,522,800
Liberty Latin America Ltd. - Class C
(a) (b)
525,000 4,089,750
a
Integrated Telecommunication Services 6.1
LICT Corp.
(a)
447 10,012,800
a
Alternative Carriers 4.1
Liberty Global PLC - Class C
(a) (b)
300,000 6,627,000
a
27.5 45,072,350
Industrials
Research & Consulting Services 8.8
CoStar Group, Inc.
(a)
160,000 9,665,600
Dun & Bradstreet Holdings, Inc.
(a)
320,000 4,809,600
a
Industrial Machinery 5.3
Ingersoll Rand, Inc. 130,000 5,470,400
IDEX Corp. 17,500 3,178,525
a
Aerospace & Defense 3.8
HEICO Corp. - Class A 60,000 6,322,800
a
17.9 29,446,925
Information Technology
Application Software 5.4
Guidewire Software, Inc.
(a)
70,000 4,969,300
ACI Worldwide, Inc.
(a)
150,000 3,883,500
a
Electronic Components 3.5
Dolby Laboratories, Inc. - Class A 81,000 5,796,360
a
Data Processing & Outsourced Services 2.7
Black Knight, Inc.
(a)
67,500 4,413,825
a
IT Consulting & Other Services 2.0
Gartner, Inc.
(a)
13,600 3,288,888
a
13.6 22,351,873
Materials
Specialty Chemicals 6.7
Axalta Coating Systems Ltd.
(a) (b)
255,000 5,638,050
Perimeter Solutions SA^
(a) (b) (c)
500,000 5,420,000
a
Construction Materials 5.6
Martin Marietta Materials, Inc. 16,500 4,937,460
Vulcan Materials Co. 30,000 4,263,000
a
12.3 20,258,510
a
Financials
% of Net
Assets Shares $ Value
Financial Exchanges & Data 3.6
MarketAxess Holdings, Inc. 23,000 5,888,230
a
Property & Casualty Insurance 3.5
Markel Corp.
(a)
4,400 5,690,300
a
Regional Banks 2.9
First Republic Bank 33,000 4,758,600
a
10.0 16,337,130
Consumer Discretionary
Automotive Retail 4.7
CarMax, Inc.
(a)
85,000 7,690,800
a
Distributors 4.3
LKQ Corp. 145,000 7,118,050
a
Internet & Direct Marketing Retail 0.5
Qurate Retail, Inc. - Class A 300,000 861,000
a
9.5 15,669,850
Health Care
Health Care Services 4.6
Laboratory Corp. of America Holdings 32,000 7,499,520
a
Total Common Stocks (Cost $111,824,532) 156,636,158
Non-Convertible Preferred Stocks - 1.2 % a
Qurate Retail, Inc. 8.00% 3/15/31 (Cost $2,581,984) 35,000 2,045,750
Warrants - 0.0% a
Perimeter Solutions SA (Cost $5,000)
(b) (d)
500,000 0
Cash Equivalents - 3.6% a
a a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 1.01% (Cost
$5,913,070)
(e)
5,913,070 5,913,070
Short-Term Securities Held as Collateral for Securities on Loan - 1.7 % a
a
Citibank N.A. DDCA
1.57% 270,720 270,720
Goldman Sachs Financial Square Government Fund
Institutional Class - 1.37% 2,436,480 2,436,480
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $2,707,200) 2,707,200
Total Investments in Securities (Cost $123,031,786) 167,302,178

a
a a
$ Principal
Amount $ Value a
a
Cash due to Custodian - 0.0% (11)
Other Liabilities in Excess of Other Assets -  (1.9%) (3,098,809)
Net Assets - 100% 164,203,358
Net Asset Value Per Share - Investor Class 43.42
^ This security or a partial position of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $2,447,760.
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) This security is classified as Level 3 within the fair value hierarchy.
(d) The expiration date has yet to be determined but will be set based on the terms outlined in the prospectus.
(e) Rate presented represents the 30 day average yield at June 30, 2022.

Nebraska Tax-Free Income Fund
Schedule of Investments
June 30, 2022 (Unaudited)
Municipal Bonds - 96 .5 % a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
Arizona 0.3
Arizona Industrial Development Authority Revenue 5%
2/1/23 100,000 101,818
a
California 0.7
San Diego County Regional Airport Authority Revenue
Series B 5% 7/1/25 200,000 213,247
a
Colorado 0.3
Colorado Bridge Enterprise Revenue 4% 12/31/23 100,000 102,863
a
Florida 0.7
State of Florida General Obligation 4% 6/1/36 200,000 205,570
a
Nebraska 88.7
Ashland-Greenwood Public Schools General Obligation
3% 12/15/42 100,000 82,744
Cass County School District No. 22 General Obligation
2.05% 12/15/25 375,000 372,784
2.2% 12/15/26 250,000 248,696
City of Bellevue NE General Obligation Series A 3%
9/15/32 500,000 481,734
City of Blair NE Water System Revenue
AMT,
2.65% 12/15/24 100,000 98,470
2.85% 12/15/25 100,000 98,037
3% 12/15/26 100,000 97,178
3.1% 12/15/27 100,000 95,956
3.2% 12/15/28 100,000 95,167
City of Columbus NE Combined Utilities System Revenue
4% 6/15/33 200,000 213,131
AGM,
4% 12/15/26 100,000 106,863
4% 12/15/27 100,000 106,566
City of Columbus NE General Obligation
3% 12/15/29 150,000 150,110
3% 12/15/30 150,000 148,487
City of Grand Island NE Combined Utility System Revenue
Series A AGM,
4% 8/15/35 205,000 215,706
4% 8/15/36 125,000 131,111
City of Grand Island NE General Obligation
3% 11/15/27 150,000 150,796
3% 11/15/30 150,000 146,080
City of Gretna NE Certificates of Participation 4%
12/15/25 500,000 516,841
City of Lincoln NE Electric System Revenue 5% 9/1/28 1,000,000 1,005,845
City of Lincoln NE General Obligation 5% 5/15/23 135,000 138,941
City of Norfolk NE General Obligation 0.65% 5/15/24 375,000 359,124
City of Omaha NE General Obligation
Series A
4% 4/15/23 185,000 188,493
4% 1/15/33 260,000 274,685
3% 4/15/35 100,000 91,909
Series A Class A -
3% 4/15/34 100,000 92,699
Series B
a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
3% 11/15/24 400,000 402,385
City of Omaha NE Sewer Revenue
5% 11/15/22 200,000 202,708
5% 4/1/26 250,000 274,408
4% 4/1/31 350,000 364,699
Series A
4% 4/1/34 100,000 106,218
County of Kearney NE General Obligation 4% 6/1/23 200,000 203,789
County of Saline NE Revenue 3% 2/15/31 200,000 186,081
County of Sarpy NE Certificates of Participation 1.75%
6/15/26 500,000 481,248
County of Seward NE General Obligation 3% 12/15/30 605,000 606,144
Cozad City School District General Obligation 4% 6/15/26 250,000 265,510
Dawson County Public Power District Revenue
Series A
2% 6/15/26 170,000 167,366
2.1% 6/15/27 105,000 103,158
Series B
2.5% 6/15/28 135,000 134,602
3% 6/15/29 245,000 245,045
3% 6/15/30 355,000 355,041
Dodge County School District No. 595 General Obligation
1.9% 6/15/32 200,000 169,163
Douglas County Hospital Authority No. 2 Revenue
5% 5/15/26 500,000 519,107
5% 5/15/30 140,000 150,531
4% 5/15/32 700,000 701,892
Douglas County Hospital Authority No. 3 Revenue 5%
11/1/22 250,000 252,897
Douglas County School District No. 59 NE General
Obligation 3% 12/15/32 100,000 93,625
Kearney School District General Obligation 3% 12/15/24 250,000 253,514
Lancaster County School District 001 General Obligation
4% 1/15/33 250,000 262,188
Lincoln Airport Authority Revenue AMT, 5% 7/1/27 150,000 166,617
Lincoln-Lancaster County Public Building Commission
Revenue 3% 12/1/25 500,000 510,165
Madison County Hospital Authority No. 1 Revenue 5%
7/1/23 250,000 256,609
Metropolitan Utilities District of Omaha Gas System
Revenue 4% 12/1/27 450,000 466,442
Municipal Energy Agency of Nebraska Revenue 5%
4/1/27 350,000 384,708
Nebraska Cooperative Republican Platte Enhancement
Project Revenue Series A 2% 12/15/29 250,000 227,308
Nebraska Educational Health Cultural & Social Services
Finance Authority Revenue 4% 1/1/34 110,000 110,302
Nebraska Investment Finance Authority Revenue
Series A
2.05% 9/1/24 120,000 119,079
Series B
1.35% 9/1/26 200,000 186,812
Series C
1.85% 3/1/23 100,000 99,962
2% 9/1/35 325,000 256,623
Nebraska Public Power District Revenue
Series C
5% 1/1/32 65,000 70,275
5% 1/1/35 480,000 517,624
Nebraska State College Facilities Corp. Revenue AGM,
4% 7/15/28 750,000 796,151

a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
Omaha Public Facilities Corp. Revenue
4% 6/1/28 585,000 616,827
Series A
4% 6/1/31 155,000 165,951
Series C
4% 4/1/33 340,000 359,083
4% 4/1/39 500,000 508,900
Omaha Public Power District Revenue
Series A
2.85% 2/1/27 500,000 502,661
Series C
5% 2/1/39 150,000 159,041
Omaha School District General Obligation
5% 12/15/29 350,000 384,049
5% 12/15/31 135,000 147,659
Omaha-Douglas Public Building Commission General
Obligation Series B 5% 5/1/32 550,000 622,802
Papillion Municipal Facilities Corp. Revenue
2% 12/15/32 100,000 88,105
2% 12/15/34 200,000 170,602
Papillion-La Vista School District No. 27 General
Obligation
Series A
2.05% 12/1/24 150,000 149,822
2.2% 12/1/25 150,000 149,878
2.3% 12/1/26 275,000 274,758
Series B
4% 12/1/35 400,000 423,748
Public Power Generation Agency Revenue
5% 1/1/28 500,000 530,829
5% 1/1/32 140,000 152,662
Sarpy County School District No. 1 General Obligation 5%
12/15/29 550,000 622,079
Southeast Community College Certificates of Participation
3% 12/15/22 400,000 402,900
State of Nebraska Certificates of Participation Series A
2% 4/1/26 150,000 146,416
University of Nebraska Facilities Corp. Revenue 5%
7/15/29 380,000 414,941
University of Nebraska Revenue
5% 7/1/23 250,000 250,000
3% 7/1/25 100,000 102,567
2.5% 7/1/26 210,000 211,845
3% 7/1/27 100,000 103,249
5% 5/15/30 100,000 113,249
Upper Republican Natural Resource District Revenue
AGM,
4% 12/15/25 245,000 246,986
4% 12/15/27 395,000 397,854
Village of Boys Town NE Revenue
3% 9/1/28 700,000 706,104
3% 7/1/35 325,000 304,300
Westside Community Schools General Obligation 2.5%
12/1/22 250,000 251,161
Winside Public Schools General Obligation 2% 6/15/31 350,000 310,008
a
26,369,185
a
New Mexico 1.3
New Mexico Finance Authority Revenue Series C 4%
6/1/34 365,000 378,411
a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
a
Texas 3.0
City of Austin Tx Airport System Revenue Series B AMT,
5% 11/15/26 250,000 271,165
City of Austin Tx Electric Utility Revenue Series A 5%
11/15/35 100,000 112,658
County of Bexar TX General Obligation 4% 6/15/36 500,000 512,794
a
896,617
a
Utah 0.4
City of Salt Lake City UT Public Utilities Revenue 5%
2/1/35 100,000 111,747
a
Washington 1.1
Pierce County School District No. 10 Tacoma General
Obligation Series B 4% 12/1/35 100,000 105,183
Port of Seattle WA Revenue Series C 5% 5/1/26 200,000 214,933
a
320,116
a
Total Municipal Bonds (Cost $29,807,691) 28,699,574
Cash Equivalents - 3 .0 % a
a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 1.01% (Cost
$881,572)
(a)
881,572 881,572
a
Total Investments in Securities (Cost $30,689,263) 29,581,146
Cash - 0.0% 1
Other Assets Less Other Liabilities -  0.5% 157,910
Net Assets - 100% 29,739,057
Net Asset Value Per Share - Investor Class 9.56
(a) Rate presented represents the 30 day average yield at June 30, 2022.

Partners III Opportunity Fund
Schedule of Investments
June 30, 2022 (Unaudited)
Common Stocks - 94 .4 % a
Communication Services
% of Net
Assets Shares $ Value
Cable & Satellite 11.7
Liberty Broadband Corp.
(a)
Class C 180,000 20,815,200
Class A 100,000 11,355,000
Liberty Media Corp-Liberty SiriusXM
(a)
Class C 450,000 16,222,500
Class A 250,000 9,010,000
a
Interactive Media & Services 11.6
Alphabet, Inc. - Class C
(a)
15,000 32,811,750
Meta Platforms, Inc. - Class A
(a)
150,000 24,187,500
a
Alternative Carriers 4.4
Liberty Global PLC - Class C
(a) (b)
980,000 21,648,200
a
27.7 136,050,150
Information Technology
Data Processing & Outsourced Services 18.2
Visa, Inc. - Class A 145,000 28,549,050
Fidelity National Information Services, Inc. 300,000 27,501,000
Mastercard, Inc. - Class A 65,000 20,506,200
Black Knight, Inc.
(a)
200,000 13,078,000
a
Application Software 3.0
CoreCard Corp.^
† (a)
610,000 14,890,100
a
Semiconductors 2.7
Texas Instruments, Inc. 85,000 13,060,250
a
23.9 117,584,600
Financials
Multi-Sector Holdings 9.7
Berkshire Hathaway, Inc. - Class B
(a)
175,000 47,778,500
a
Property & Casualty Insurance 5.3
Markel Corp.
(a)
20,000 25,865,000
a
Investment Banking & Brokerage 2.9
The Charles Schwab Corp. 230,000 14,531,400
a
17.9 88,174,900
Consumer Discretionary
Internet & Direct Marketing Retail 4.3
Amazon.com, Inc.
(a)
200,000 21,242,000
a
Automotive Retail 4.3
CarMax, Inc.
(a)
230,000 20,810,400
a
8.6 42,052,400
Industrials
Research & Consulting Services 6.4
CoStar Group, Inc.
(a)
300,000 18,123,000
Dun & Bradstreet Holdings, Inc.
(a)
900,000 13,527,000
a
Industrials
% of Net
Assets Shares $ Value
a
Industrial Conglomerates 2.0
Roper Technologies, Inc. 25,000 9,866,250
a
8.4 41,516,250
Health Care
Health Care Services 2.4
Laboratory Corp. of America Holdings 50,000 11,718,000
a
Health Care Equipment 2.0
Danaher Corp. 40,000 10,140,800
a
4.4 21,858,800
Materials
Specialty Chemicals 3.5
Perimeter Solutions SA^
(a) (b) (c)
1,600,000 17,344,000
a
Total Common Stocks (Cost $297,220,650) 464,581,100
Non-Convertible Preferred Stocks - 2 .4 % a
Qurate Retail, Inc. 8.00% 3/15/31 (Cost $17,921,852) 200,000 11,690,000
Warrants - 0 .0 % a
Perimeter Solutions SA (Cost $15,000)
(b) (d)
1,500,000 0
Cash Equivalents - 3 .3 % a
a a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 1.01%
(e)
6,273,186 6,273,186
U.S. Treasury Bills 0.98% 7/14/22
(f)
10,000,000 9,996,171
a
Total Cash Equivalents (Cost $16,270,557) 16,269,357
Short-Term Securities Held as Collateral for Securities on Loan - 2 .5 % a
a
Citibank N.A. DDCA
1.57% 1,235,598 1,235,598
Goldman Sachs Financial Square Government Fund
Institutional Class - 1.37% 11,120,379 11,120,379
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $12,355,977) 12,355,977
Total Investments in Securities (Cost $343,784,036) 504,896,434
Due from Broker - 3.1% 15,219,617
Securities Sold Short - (3.0)% (15,090,000)
Cash - 0.0% 10
Other Assets Less Other Liabilities -  (2.7%) (13,072,751)
Net Assets - 100% 491,953,310

Net Asset Value Per Share - Investor Class 11.84
Net Asset Value Per Share - Institutional Class 12.70
Securities Sold Short - (3.1)%
Shares $ Value
a
SPDR S&P 500 ETF Trust 40,000 (15,090,000)
Total Securities Sold Short (proceeds $8,412,580) (15,090,000)
† Non-controlled affiliate.
^ This security or a partial position of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $11,947,949.
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) This security is classified as Level 3 within the fair value hierarchy.
(d) The expiration date has yet to be determined but will be set based on the terms outlined in the prospectus.
(e) Rate presented represents the 30 day average yield at June 30, 2022.
(f) Interest rates presented represent the effective yield at June 30, 2022.

Partners Value Fund
Schedule of Investments
June 30, 2022 (Unaudited)
Common Stocks - 97 .8 % a
Communication Services
% of Net
Assets Shares $ Value
Cable & Satellite 11.9
Liberty Media Corp-Liberty SiriusXM
(a)
Class C 435,000 15,681,750
Class A 120,000 4,324,800
Liberty Broadband Corp.
(a)
Class C 100,000 11,564,000
Class A 70,000 7,948,500
Liberty Latin America Ltd. - Class C
(a) (b)
1,205,550 9,391,235
a
Interactive Media & Services 10.0
Alphabet, Inc. - Class C
(a)
13,800 30,186,810
Meta Platforms, Inc. - Class A
(a)
70,000 11,287,500
a
Alternative Carriers 3.9
Liberty Global PLC - Class C
(a) (b)
725,000 16,015,250
a
25.8 106,399,845
Financials
Multi-Sector Holdings 6.6
Berkshire Hathaway, Inc. - Class B
(a)
100,000 27,302,000
a
Property & Casualty Insurance 3.5
Markel Corp.
(a)
11,250 14,549,062
a
Insurance Brokers 3.3
Aon plc - Class A
(b)
50,000 13,484,000
a
Investment Banking & Brokerage 2.6
The Charles Schwab Corp. 170,000 10,740,600
a
Regional Banks 2.3
First Republic Bank 64,000 9,228,800
a
Financial Exchanges & Data 2.0
MarketAxess Holdings, Inc. 32,000 8,192,320
a
20.3 83,496,782
Information Technology
Data Processing & Outsourced Services 10.8
Visa, Inc. - Class A 92,500 18,212,325
Mastercard, Inc. - Class A 50,000 15,774,000
Black Knight, Inc.
(a)
160,000 10,462,400
a
Application Software 3.2
Guidewire Software, Inc.
(a)
120,000 8,518,800
ACI Worldwide, Inc.
(a)
180,000 4,660,200
a
Semiconductors 3.2
Texas Instruments, Inc. 85,000 13,060,250
a
IT Consulting & Other Services 2.0
Gartner, Inc.
(a)
35,200 8,512,416
a
19.2 79,200,391
Industrials
Research & Consulting Services 6.7
CoStar Group, Inc.
(a)
335,000 20,237,350
Dun & Bradstreet Holdings, Inc.
(a)
500,000 7,515,000
a
Industrials
% of Net
Assets Shares $ Value
a
Aerospace & Defense 3.1
HEICO Corp. - Class A 120,000 12,645,600
a
Industrial Machinery 1.8
IDEX Corp. 40,000 7,265,200
a
11.6 47,663,150
Materials
Construction Materials 5.8
Martin Marietta Materials, Inc. 40,000 11,969,600
Vulcan Materials Co. 83,500 11,865,350
a
Specialty Chemicals 2.5
Axalta Coating Systems Ltd.
(a) (b)
465,000 10,281,150
a
8.3 34,116,100
Consumer Discretionary
Automotive Retail 3.5
CarMax, Inc.
(a)
160,000 14,476,800
a
Distributors 3.3
LKQ Corp. 280,000 13,745,200
a
6.8 28,222,000
Health Care
Health Care Services 3.2
Laboratory Corp. of America Holdings 57,000 13,358,520
a
Health Care Equipment 2.6
Danaher Corp. 42,023 10,653,671
a
5.8 24,012,191
a
Total Common Stocks (Cost $250,200,988) 403,110,459
Cash Equivalents - 2 .3 % a
a a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 1.01% (Cost
$9,623,777)
(c)
9,623,777 9,623,777
a
Total Investments in Securities (Cost $259,824,765) 412,734,236
Cash - 0.0% 24,332
Other Liabilities in Excess of Other Assets -  (0.1%) (465,692)
Net Assets - 100% 412,292,876
Net Asset Value Per Share - Investor Class 27.37
Net Asset Value Per Share - Institutional Class 28.02
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) Rate presented represents the 30 day average yield at June 30, 2022.

Short Duration Income Fund
Schedule of Investments
June 30, 2022 (Unaudited)
Corporate Bonds - 12 .5 % a
a a
$ Principal
Amount $ Value a
a
Abercrombie & Fitch Management Co.
8.75% 7/15/25
(a)
3,525,000 3,439,272
American Airlines Group, Inc.
3.75% 3/1/25^
(a)
750,000 633,281
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a)
750,000 691,725
Ares Capital Corp. (ARES)
4.2% 6/10/24 3,000,000 2,947,648
Ashtead Capital, Inc.
1.5% 8/12/26
(a)
1,000,000 873,985
4.38% 8/15/27
(a)
3,000,000 2,793,628
Bath Body Works, Inc.
9.38% 7/1/25
(a)
1,000,000 1,016,055
Boardwalk Pipelines LP
4.95% 12/15/24 1,000,000 1,007,722
Boeing Co. (The)
4.51% 5/1/23 1,000,000 1,002,748
Boston Properties LP
3.13% 9/1/23 9,560,000 9,495,302
Brunswick Corp.
0.85% 8/18/24 500,000 462,463
Cantor Fitzgerald LP
4.5% 4/14/27
(a)
1,500,000 1,442,966
Carlisle Cos., Inc.
0.55% 9/1/23 2,000,000 1,929,999
3.5% 12/1/24 500,000 494,778
Cinemark USA, Inc.
5.88% 3/15/26
(a)
2,199,000 1,964,147
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.5% 10/20/25
(a)
3,000,000 2,917,833
Devon Energy Corp.
5.25% 10/15/27 390,000 395,119
Discovery Communications LLC
2.95% 3/20/23 2,277,000 2,262,046
Drax Finco PLC
6.63% 11/1/25
(a) (b)
3,500,000 3,420,410
Energy Transfer LP
3.9% 5/15/24 1,852,000 1,838,936
EPR Properties
4.75% 12/15/26 3,354,000 3,154,433
FS KKR Capital Corp.
1.65% 10/12/24 6,000,000 5,342,360
Hercules Capital, Inc.
2.63% 9/16/26 1,500,000 1,297,028
Highwoods Realty LP
3.63% 1/15/23 1,275,000 1,276,025
iStar, Inc.
4.25% 8/1/25 2,502,000 2,315,426
JPMorgan Chase & Co.
3.38% 5/1/23 3,956,000 3,957,836
0.77% 8/9/25 Floating Rate (SOFR + 49) 1,000,000 928,479
JPMorgan Chase Co.
3.84% 6/14/25 Floating Rate (SOFR + 98) 800,000 792,885
Kimco Realty Corp.
3.13% 6/1/23 495,000 492,444
L Brands, Inc.
6.69% 1/15/27 1,000,000 936,432
Lennar Corp.
4.88% 12/15/23 1,951,000 1,962,667
Level 3 Financing, Inc.
5.25% 3/15/26 705,000 665,880
a
a a
$ Principal
Amount $ Value a
a
Markel Corp.
4.9% 7/1/22 3,850,000 3,850,000
Masonite International Corp.
5.38% 2/1/28
(a)
400,000 362,754
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd.
6.5% 6/20/27
(a)
2,287,000 2,254,582
MPLX LP
3.38% 3/15/23 1,000,000 997,531
4.88% 6/1/25 1,961,000 1,972,949
Onemain Finance Corp.
6.13% 3/15/24 2,298,000 2,200,232
PDC Energy, Inc.
6.13% 9/15/24 1,463,000 1,455,685
5.75% 5/15/26 3,000,000 2,804,085
RELX Capital, Inc.
3.5% 3/16/23 1,800,000 1,798,050
Starwood Property Trust, Inc.
5.5% 11/1/23
(a)
730,000 723,127
4.75% 3/15/25 1,175,000 1,087,301
Take Two Interactive Software, Inc.
3.3% 3/28/24 1,000,000 987,301
U.S. Bancorp
2.4% 7/30/24 500,000 488,226
VICI Properties LP/VICI Note Co., Inc.
3.5% 2/15/25
(a)
4,783,000 4,481,396
Walgreens Boots Alliance, Inc.
0.95% 11/17/23 5,000,000 4,838,566
Xerox Corp.
4.38% 3/15/23 1,370,000 1,364,058
a
Total Corporate Bonds (Cost $100,182,987) 95,817,801
Corporate Convertible Bonds - 2 .3 % a
a
Redwood Trust, Inc.
4.75% 8/15/23 10,000,000 9,512,500
5.63% 7/15/24 6,300,000 5,701,387
5.75% 10/1/25 3,000,000 2,683,125
a
Total Corporate Convertible Bonds (Cost $18,778,580) 17,897,012
Asset-Backed Securities - 34 .4 % a
a
Automobile
ACC Auto Trust (AUTOC)
Series 2021-A Class A - 1.08% 4/15/27
(a)
1,900,740 1,869,280
American Credit Acceptance Receivables Trust (ACAR)
Series 2020-4 Class D - 1.77% 12/14/26
(a)
1,000,000 958,673
Series 2021-2 Class B - 0.37% 10/15/24
(a)
137,244 137,124
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2020-2 Class D - 2.13% 3/18/26 320,000 308,206
Series 2020-3 Class D - 1.49% 9/18/26 3,000,000 2,818,021
ARI Fleet Lease Trust (ARIFL)
Series 2019-A Class A - 2.41% 11/15/27
(a)
82,805 82,668
Series 2020-A Class A - 1.77% 8/15/28
(a)
220,485 220,484
Series 2022-A Class A1 - 1.49% 4/17/23
(a)
394,691 393,045
Series 2022-A Class A2 - 3.12% 1/15/31
(a)
1,300,000 1,287,191

Short Duration Income Fund
(Continued)
Schedule of Investments
June 30, 2022 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
Arivo Acceptance Auto Loan Receivables Trust (ARIVO)
Series 2021-1A Class A - 1.19% 1/15/27
(a)
377,307 366,785
Series 2022-1A Class A - 4.01% 5/15/28
(a)
3,689,156 3,639,782
CFMT LLC (CFMT)
Series 2021-AL1 Class B - 1.39% 9/22/31
(a)
4,816,021 4,641,881
Chesapeake Funding II LLC (CFII)
Series 2021-1A Class A1 - 0.47% 4/15/33
(a)
1,602,245 1,566,440
DT Auto Owner Trust (DTAOT)
Series 2020-3A Class C - 0.54% 4/15/24
(a)
3,032 3,029
Enterprise Fleet Financing LLC (EFF)
Series 2019-2 Class A - 2.29% 2/20/25
(a)
367,967 366,867
Series 2020-1 Class A - 1.78% 12/22/25
(a)
1,182,117 1,173,841
Exeter Automobile Receivables Trust (EART)
Series 2020-1A Class D - 2.73% 12/15/25
(a)
2,400,000 2,368,035
Series 2020-3A Class D - 2.63% 7/15/26 1,440,000 1,399,783
Series 2021-1A Class D - 1.08% 11/16/26 1,350,000 1,272,371
First Help Financial LLC (FHF)
Series 2022-1A Class A - 4.43% 1/18/28
(a)
4,914,171 4,825,523
First Investors Auto Owner Trust (FIAOT)
Series 2022-1A Class A - 2.03% 1/15/27
(a)
2,963,189 2,899,521
Foursight Capital Automobile Receivables Trust (FCRT)
Series 2022-1 Class A2 - 1.15% 9/15/25
(a)
1,750,000 1,714,845
GLS Auto Receivables Issuer Trust (GCAR)
Series 2020-2A Class A1 - 1.58% 8/15/24
(a)
80,206 80,181
Series 2020-2A Class B - 3.16% 6/16/25
(a)
250,000 249,644
Series 2020-3A Class B - 1.38% 8/15/24
(a)
179,275 179,177
Series 2021-4A Class A - 0.84% 7/15/25
(a)
4,538,722 4,455,636
Series 2022-2A Class A2 - 3.55% 1/15/26
(a)
3,500,000 3,483,973
JPMorgan Chase Auto Credit Linked Note (CACLN)
Series 2020-1 Class A5 - 0.99% 1/25/28
(a)
639,788 629,285
Series 2020-2 Class A2 - 0.84% 2/25/28
(a)
730,669 714,092
Series 2021-1 Class A2 - 0.88% 9/25/28
(a)
3,289,149 3,195,536
Series 2021-2 Class A4 - 0.89% 12/26/28
(a)
2,787,712 2,701,813
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class A - 1.3% 8/17/26
(a)
6,217,463 6,018,609
Onemain Direct Auto Receivables Trust (OMDAR)
Series 2021-1A Class A - 0.87% 7/14/28
(a)
2,500,000 2,329,697
Santander Bank NA (SBCLN)
Series 2021-1A Class B - 1.83% 12/15/31
(a)
2,378,704 2,312,524
Santander Drive Auto Receivables Trust (SDART)
Series 2020-2 Class D - 2.22% 9/15/26 5,745,000 5,623,995
Series 2020-3 Class C - 1.12% 1/15/26 900,000 893,204
Series 2020-4 Class C - 1.01% 1/15/26 1,000,000 985,806
Securitized Term Auto Loan Receivables Trust (SSTRT)
Series 2019-CRTA Class B - 2.45% 3/25/26
(a) (b)
402,457 400,341
Series 2019-CRTA Class C - 2.85% 3/25/26
(a) (b)
301,843 300,573
Westlake Automobile Receivables Trust (WLAKE)
Series 2020-3A Class D - 1.65% 2/17/26
(a)
1,650,000 1,587,181
Series 2021-1A Class C - 0.95% 3/16/26
(a)
3,885,000 3,737,147
Series 2022-1A Class A2A - 1.97% 12/16/24
(a)
6,500,000 6,431,573
a
80,623,382
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO LP (ABPCI)
Series 2016-1A Class A1A2 - 2.76% 7/20/33 Floating
Rate (Qtrly LIBOR + 170)
(a) (b) (c)
2,000,000 1,936,856
Series 2020-10A Class A - 3.01% 1/20/32 Floating Rate
(Qtrly LIBOR + 195)
(a) (b) (c)
6,500,000 6,423,735
Audax Senior Debt CLO LLC (AUDAX)
Series 2021-6A Class A1 - 2.56% 10/20/33 Floating
Rate (Qtrly LIBOR + 150)
(a) (c)
6,000,000 5,903,537
a
a a
$ Principal
Amount $ Value a
a
Ballyrock CLO Ltd. (BALLY)
Series 2016-1A Class BR2 - 2.39% 10/15/28 Floating
Rate (Qtrly LIBOR + 135)
(a) (b) (c)
4,000,000 3,928,260
BCRED MML CLO LLC (BXCMM)
Series 2022-1A Class A1 - 2.24% 4/20/35 Floating Rate
(Qtrly SOFR + 165)
(a) (b) (c)
3,000,000 2,887,446
BlackRock Elbert CLO V Ltd. (ELB)
Series 5A Class AR 6/15/34 Floating Rate (TSFR3M +
185)
(a) (b) (c)
2,000,000 1,959,542
Blackrock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class A - 2.76% 4/20/33 Floating Rate
(Qtrly LIBOR + 170)
(a) (b) (c)
5,500,000 5,337,316
Brightwood Capital MM CLO Ltd. (BWCAP)
Series 2020-1A Class A - 3.73% 12/15/28 Floating Rate
(Qtrly LIBOR + 190)
(a) (b) (c)
1,924,839 1,924,585
Cerberus Loan Funding LP (CERB)
Series 2020-1A Class A - 2.89% 10/15/31 Floating Rate
(Qtrly LIBOR + 185)
(a) (b) (c)
5,500,000 5,451,375
Series 2020-2A Class A - 2.94% 10/15/32 Floating Rate
(Qtrly LIBOR + 190)
(a) (b) (c)
4,500,000 4,425,777
Series 2021-2A Class A - 2.66% 4/22/33 Floating Rate
(Qtrly LIBOR + 162)
(a) (b) (c)
3,000,000 2,914,527
Series 2021-6A Class A - 2.44% 11/22/33 Floating Rate
(Qtrly LIBOR + 140)
(a) (b) (c)
2,422,045 2,416,096
Churchill Middle Market CLO Ltd. (CHMML)
Series 2021-1A Class A1 - 2.68% 10/24/33 Floating Rate
(Qtrly LIBOR + 150)
(a) (b) (c)
2,750,000 2,697,962
Deerpath Capital CLO Ltd. (DPATH)
Series 2021-2A Class A1 - 1.84% 1/15/34 Floating Rate
(Qtrly LIBOR + 160)
(a) (b) (c)
4,000,000 3,861,744
Fortress Credit Opportunities CLO Ltd. (FCO)
Series 2017-9A Class A1TR - 2.59% 10/15/33 Floating
Rate (Qtrly LIBOR + 155)
(a) (b) (c)
1,500,000 1,436,591
Series 2021-15A Class A2 - 2.73% 4/25/33 Floating
Rate (Qtrly LIBOR + 155)
(a) (b) (c)
3,500,000 3,370,686
Golub Capital Partners CLO Ltd. (GOCAP)
Series 2016-31A Class CR - 4.26% 8/5/30 Floating Rate
(Qtrly LIBOR + 290)
(a) (b) (c)
1,000,000 957,299
Series 2021-54A Class A2 - 2.89% 8/5/33 Floating Rate
(Qtrly LIBOR + 153)
(a) (b) (c)
4,500,000 4,359,494
Series 2021-54A Class B - 3.21% 8/5/33 Floating Rate
(Qtrly LIBOR + 185)
(a) (b) (c)
2,500,000 2,401,024
Ivy Hill Middle Market Credit Fund IX Ltd. (IVYH)
Series 9A Class A1TR - 2.57% 4/15/34 Floating Rate
(Qtrly SOFR + 162)
(a) (b) (c)
3,500,000 3,371,379
KKR Lending Partners III Clo LLC (KKRLP)
Series 2021-1A Class B - 2.96% 10/20/30 Floating Rate
(Qtrly LIBOR + 190)
(a) (c)
2,000,000 1,939,644
KKR Static CLO I Ltd. (KKRS)
Series 2022-1A Class B 7/20/31 Floating Rate (TSFR3M
+ 260)
(a) (b) (c)
1,250,000 1,250,000
Maranon Loan Funding Ltd. (MRNON)
Series 2021-2RA Class A1R - 2.73% 7/15/33 Floating
Rate (Qtrly LIBOR + 169)
(a) (b) (c)
5,000,000 4,925,433
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 - 3.24% 9/14/33 Floating Rate
(Qtrly LIBOR + 150)
(a) (b) (c)
7,500,000 7,335,864
Palmer Square Loan Funding Ltd. (PSTAT)
Series 2021-1A Class A1 - 2.31% 4/20/29 Floating Rate
(Qtrly LIBOR + 125)
(a) (b) (c)
3,000,000 2,914,674
a
86,330,846

a
a a
$ Principal
Amount $ Value a
a
a
Consumer & Specialty Finance
Affirm Asset Securitization Trust (AFFRM)
Series 2021-A Class A4 - 0.88% 8/15/25
(a)
2,150,000 2,123,516
Series 2021-B Class A - 1.03% 8/15/26
(a)
2,000,000 1,896,620
Series 2022-Z1 Class A - 4.55% 6/15/27
(a)
4,000,000 3,968,878
Bankers Healthcare Group Securitization Trust (BHG)
Series 2020-A Class A - 2.56% 9/17/31
(a)
2,513,897 2,474,800
Series 2021-A Class A - 1.42% 11/17/33
(a)
650,031 608,896
Series 2022-B Class A - 3.75% 6/18/35
(a)
1,500,000 1,481,951
Series 2022-B Class B - 4.84% 6/18/35
(a)
1,500,000 1,510,135
Conn's Receivables Funding LLC (CONN)
Series 2021-A Class A - 1.05% 5/15/26
(a)
3,844,899 3,821,770
Foundation Finance Trust (FFIN)
Series 2019-1A Class A - 3.86% 11/15/34
(a)
1,007,619 996,838
Series 2021-2A Class A - 2.19% 1/15/42
(a)
2,262,144 2,124,869
FREED ABS Trust (FREED)
Series 2022-1FP Class A - 0.94% 3/19/29
(a)
784,865 776,069
Series 2022-1FP Class B - 1.91% 3/19/29
(a)
4,000,000 3,854,256
Series 2022-3FP Class B - 5.79% 8/20/29
(a)
3,500,000 3,499,943
Marlette Funding Trust (MFT)
Series 2021-1A Class A2 - 0.6% 6/16/31
(a)
188,972 188,635
Series 2021-2A Class A - 0.51% 9/15/31
(a)
1,106,984 1,096,485
Series 2021-2A Class B - 1.06% 9/15/31
(a)
2,000,000 1,921,671
Series 2021-3A Class A - 0.65% 12/15/31
(a)
1,015,655 995,105
Series 2022-1A Class A - 1.36% 4/15/32
(a)
4,440,999 4,362,142
Onemain Financial Issuance Trust (OMFIT)
Series 2018-1A Class B - 3.61% 3/14/29
(a)
1,331,026 1,329,186
Pagaya AI Debt Selection Trust (PAID)
Series 2020-3 Class A - 2.1% 5/17/27
(a)
140,434 140,327
Series 2021-1 Class A - 1.18% 11/15/27
(a)
2,944,412 2,882,120
Series 2021-3 Class A - 1.15% 5/15/29
(a)
1,012,188 984,668
Series 2021-HG1 Class A - 0.76% 1/16/29
(a)
3,590,377 3,415,370
Series 2022-2 Class A - 4.97% 1/15/30
(a)
1,500,000 1,489,702
Theorem Funding Trust (THRM)
Series 2021-1A Class A - 1.28% 12/15/27
(a)
2,675,722 2,616,049
Upstart Securitization Trust (UPST)
Series 2020-3 Class A - 1.7% 11/20/30
(a)
549,329 547,743
Series 2021-1 Class A - 0.87% 3/20/31
(a)
478,191 473,201
Series 2021-2 Class A - 0.91% 6/20/31
(a)
708,698 692,343
Series 2021-3 Class A - 0.83% 7/20/31
(a)
1,037,026 1,007,260
Series 2021-5 Class A - 1.31% 11/20/31
(a)
1,952,496 1,880,686
a
55,161,234
a
Equipment
Amur Equipment Finance Receivables IX LLC (AXIS)
Series 2021-1A Class B - 1.38% 2/22/27
(a)
1,000,000 938,305
Amur Equipment Finance Receivables LLC (AXIS)
Series 2020-1A Class A2 - 1.68% 8/20/25
(a)
352,941 351,060
Series 2021-1A Class A2 - 0.75% 11/20/26
(a)
2,883,419 2,797,832
CCG Receivables Trust (CCG)
Series 2019-1 Class B - 3.22% 9/14/26
(a)
231,539 231,885
Series 2019-2 Class A - 2.11% 3/15/27
(a)
304,921 304,414
Dell Equipment Finance Trust (DEFT)
Series 2021-2 Class A2 - 0.53% 12/22/26
(a)
625,000 598,123
Series 2022-1 Class A2 - 2.11% 8/22/27
(a)
2,750,000 2,719,691
Dext ABS LLC (DEXT)
Series 2020-1 Class A - 1.46% 2/16/27
(a)
1,140,183 1,123,597
Series 2021-1 Class A - 1.12% 2/15/28
(a)
2,986,324 2,879,566
a
a a
$ Principal
Amount $ Value a
a
DLLST LLC (DLLST)
Series 2022-1A Class A2 - 2.79% 1/22/24
(a)
4,500,000 4,467,616
Hewett-Packard Financial Services Equipment Trust
(HPEFS)
Series 2019-1A Class D - 2.72% 9/20/29
(a)
1,000,000 999,937
MMAF Equipment Finance LLC (MMAF)
Series 2022-A Class A2 - 2.77% 2/13/25
(a)
3,125,000 3,083,868
Pawnee Equipment Receivables Series LLC (PWNE)
Series 2019-1 Class A2 - 2.29% 10/15/24
(a)
928,351 927,261
Series 2020-1 Class A - 1.37% 11/17/25
(a)
993,033 979,811
Series 2021-1 Class A2 - 1.1% 7/15/27
(a)
4,250,000 4,079,680
a
26,482,646
a
Other
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class A - 2.74% 2/25/39
(a)
271,005 261,435
Lendingpoint Asset Securitization Trust (LPST)
Series 2022-B Class A - 4.77% 10/15/29
(a)
1,000,000 994,484
Octane Receivables Trust (OCTL)
Series 2020-1A Class A2 - 1.71% 2/20/25
(a)
1,986,264 1,967,224
Series 2021-1A Class A5 - 0.93% 3/22/27
(a)
1,063,114 1,034,972
Series 2021-2A Class A - 1.21% 9/20/28
(a)
1,985,518 1,920,518
Series 2022-1A Class A1 - 1.55% 5/22/23
(a)
1,810,550 1,813,689
Series 2022-1A Class A2 - 4.18% 3/20/28
(a)
5,000,000 4,986,455
Sierra Timeshare Receivables Funding LLC (SRFC)
Series 2019-2A Class A - 2.59% 5/20/36
(a)
485,023 474,718
Series 2019-2A Class B - 2.82% 5/20/36
(a)
60,628 58,751
Series 2020-2A Class A - 1.33% 7/20/37
(a)
790,304 748,387
14,260,633
a
Total Asset-Backed Securities (Cost $268,171,971) 262,858,741
Commercial Mortgage-Backed Securities - 11 .2 % a
a
Arbor Realty Commercial Real Estate Notes Ltd. (ARCLO)
Series 2021-FL4 Class A - 2.67% 11/15/36 Floating Rate
(Mthly LIBOR + 135)
(a) (b)
5,000,000 4,850,000
AREIT Trust (AREIT)
Series 2021-CRE5 Class A - 2.6% 7/17/26 Floating Rate
(Mthly LIBOR + 108)
(a)
5,670,815 5,487,646
BDS Ltd. (BDS)
Series 2021-FL10 Class A - 2.96% 12/18/36 Floating
Rate (Mthly LIBOR + 135)
(a) (b)
4,000,000 3,876,251
BFLD Trust (BFLD)
Series 2020-OBRK Class A - 3.37% 11/15/22 Floating
Rate (Mthly LIBOR + 205)
(a)
2,625,000 2,593,145
BPCRE Ltd. (BPCRE)
Series 2021-FL1 Class E - 4.62% 2/15/37 Floating Rate
(US0001M + 310)
(a) (b)
2,000,000 1,994,965
BPR Trust (BPR)
Series 2021-KEN Class A - 2.57% 2/15/29 Floating Rate
(Mthly LIBOR + 125)
(a)
3,000,000 2,961,198
FS Rialto Issuer Ltd. (FSRI)
Series 2022-FL5 Class A - 3.2% 6/19/27 Floating Rate
(TSFR1M + 230)
(a) (b)
4,500,000 4,439,007
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A - 2.86% 7/16/35 Floating Rate
(Mthly LIBOR + 125)
(a) (b)
4,299,699 4,226,441

Short Duration Income Fund
(Continued)
Schedule of Investments
June 30, 2022 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 - 2.56% 6/16/36 Floating Rate
(Mthly LIBOR + 105)
(a) (b)
4,750,000 4,668,195
Series 2021-FL2 Class A4 - 2.51% 9/19/26 Floating Rate
(Mthly LIBOR + 100)
(a) (b)
2,750,000 2,656,441
Hilton USA Trust (HILT)
Series 2016-SFP Class E - 5.52% 11/5/35
(a)
4,300,000 4,160,511
KREF Ltd. (KREF)
Series 2021-FL2 Class A4 - 2.59% 2/15/39 Floating
Rate (Mthly LIBOR + 107)
(a) (b)
4,500,000 4,379,062
Series 2022-FL3 Class A - 2.96% 2/15/39 Floating Rate
(Mthly SOFR + 145)
(a) (b)
4,500,000 4,357,314
LoanCore Issuer Ltd. (LNCR)
Series 2018-CRE1 Class D - 4.27% 5/15/28 Floating Rate
(US0001M + 295)
(a) (b)
3,350,000 3,348,414
Series 2021-CRE5 Class A - 2.62% 7/15/36 Floating
Rate (Mthly LIBOR + 130)
(a) (b)
5,000,000 4,838,177
Series 2022-CRE7 Class A - 2.33% 1/17/37 Floating Rate
(SOFR 30 Day Avg + 155)
(a) (b)
4,750,000 4,643,880
MF1 Ltd. (MF1)
Series 21-FL7 Class A - 2.69% 10/18/36 Floating Rate
(Mthly LIBOR + 108)
(a) (b)
2,000,000 1,920,000
PFP Ltd. (PFP)
Series 2021-7 Class AS - 2.47% 4/14/38 Floating Rate
(Mthly LIBOR + 115)
(a) (b)
4,499,775 4,407,890
Ready Capital Mortgage Financing LLC (RCMT)
Series 2020-FL4 Class A - 3.77% 2/25/35 Floating Rate
(Mthly LIBOR + 215)
(a)
2,539,964 2,523,404
ReadyCap Commercial Mortgage Trust (RCMT)
Series 2021-FL7 Class A - 2.82% 11/25/36 Floating Rate
(Mthly LIBOR + 120)
(a)
3,994,503 3,804,764
STWD Ltd. (STWD)
Series 2022-FL3 Class A - 2.13% 11/15/38 Floating Rate
(SOFR 30 Day Avg + 135)
(a) (b)
6,500,000 6,259,767
VMC Finance LLC (VMC)
Series 2021-FL4 Class A - 2.71% 6/16/36 Floating Rate
(Mthly LIBOR + 110)
(a)
3,061,029 2,979,988
a
Total Commercial Mortgage-Backed Securities (Cost $87,507,438) 85,376,460
Mortgage-Backed Securities - 11 .4 % a
a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 3649 Class A - 4% 3/15/25 266,183 268,555
Series 4107 Class LW - 1.75% 8/15/27 3,920,464 3,723,091
Series 4281 Class AG - 2.5% 12/15/28 179,961 179,026
Series 3003 Class LD - 5% 12/15/34 467,910 487,808
Series 2952 Class PA - 5% 2/15/35 225,470 231,678
Series 3620 Class PA - 4.5% 12/15/39 375,675 382,268
Series 3842 Class PH - 4% 4/15/41 479,566 483,004
a
Pass-Through Securities
Pool# G13300 – 4.5% 5/1/23 6,322 6,473
Pool# G18296 – 4.5% 2/1/24 32,997 33,787
Pool# G18306 – 4.5% 4/1/24 72,200 73,927
Pool# G18308 – 4% 5/1/24 136,351 138,022
Pool# J13949 – 3.5% 12/1/25 800,707 799,103
Pool# E02804 – 3% 12/1/25 546,066 544,430
Pool# J14649 – 3.5% 4/1/26 556,390 556,321
Pool# E02948 – 3.5% 7/1/26 1,710,594 1,710,379
a
a a
$ Principal
Amount $ Value a
a
Pool# J16663 – 3.5% 9/1/26 1,407,276 1,404,646
Pool# E03033 – 3% 2/1/27 922,491 920,594
Pool# ZS8692 – 2.5% 4/1/33 786,216 758,754
Pool# G01818 – 5% 5/1/35 564,619 594,457
13,296,323
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2010-54 Class WA - 3.75% 6/25/25 53,007 52,963
a
Pass-Through Securities
Pool# AR8198 – 2.5% 3/1/23 232,572 232,282
Pool# MA1502 – 2.5% 7/1/23 224,514 223,820
Pool# 995960 – 5% 12/1/23 3,088 3,172
Pool# AD0629 – 5% 2/1/24 2,254 2,315
Pool# 930667 – 4.5% 3/1/24 58,193 59,533
Pool# 995693 – 4.5% 4/1/24 34,777 35,578
Pool# MA0043 – 4% 4/1/24 191,191 193,368
Pool# 995692 – 4.5% 5/1/24 150,866 154,342
Pool# 931739 – 4% 8/1/24 34,651 35,046
Pool# AE0031 – 5% 6/1/25 47,257 48,555
Pool# AD7073 – 4% 6/1/25 124,778 126,198
Pool# AL0471 – 5.5% 7/1/25 102,680 103,898
Pool# 310139 – 3.5% 11/1/25 963,101 961,157
Pool# AB1769 – 3% 11/1/25 432,849 425,772
Pool# AH3429 – 3.5% 1/1/26 2,344,179 2,335,510
Pool# AB2251 – 3% 2/1/26 597,099 588,729
Pool# AB3902 – 3% 11/1/26 441,405 440,099
Pool# AB4482 – 3% 2/1/27 2,265,443 2,258,735
Pool# AL1366 – 2.5% 2/1/27 818,914 807,616
Pool# AB6291 – 3% 9/1/27 450,562 448,834
Pool# MA3189 – 2.5% 11/1/27 758,290 742,239
Pool# MA3791 – 2.5% 9/1/29 1,654,336 1,615,088
Pool# BM5708 – 3% 12/1/29 1,259,837 1,254,246
Pool# MA0587 – 4% 12/1/30 1,538,562 1,565,440
Pool# BA4767 – 2.5% 1/1/31 849,276 833,270
Pool# AS7701 – 2.5% 8/1/31 2,642,563 2,592,691
Pool# 555531 – 5.5% 6/1/33 1,188,386 1,271,980
Pool# MA3540 – 3.5% 12/1/33 830,727 831,907
Pool# 725232 – 5% 3/1/34 108,931 114,585
Pool# 995112 – 5.5% 7/1/36 527,418 565,840
20,924,808
a
Government National Mortgage Association
Pass-Through Securities
Pool# 5255 – 3% 12/20/26 1,911,219 1,880,059
a
Non-Government Agency
Collateralized Mortgage Obligations
Bunker Hill Loan Depositary Trust (BHLD)
Series 2019-3A Class A1 - 2.72% 11/25/59
(a) (c)
914,516 891,688
Citigroup Mortgage Loan Trust, Inc. (CMLTI)
Series 2014-A Class A - 4% 1/25/35
(a) (c)
412,551 396,074
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 - 3% 3/25/47
(a) (c)
649,523 614,133
Series 2021-7 Class B - 2.5% 8/25/51
(a) (c)
5,632,580 5,149,015
Series 2021-10IN Class A6 - 2.5% 10/25/51
(a) (c)
5,408,300 4,962,845
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2021-PJ9 Class A8 - 2.5% 2/26/52
(a) (c)
3,539,445 3,242,376

a
a a
$ Principal
Amount $ Value a
a
Series 2022-PJ1 Class AB - 2.5% 5/28/52
(a) (c)
4,116,091 3,730,943
Series 2022-PJ2 Class A24 - 3% 6/25/52
(a) (c)
2,834,393 2,682,971
Series 2020-NQM1 Class A1 - 1.38% 9/27/60
(a) (c)
551,530 532,864
JPMorgan Mortgage Trust (JPMMT)
Series 2014-2 Class 2A2 - 3.5% 6/25/29
(a) (c)
850,489 821,458
Series 2014-5 Class B - 2.84% 10/25/29
(a) (c)
1,876,045 1,808,721
Series 2016-3 Class A - 3% 10/25/46
(a) (c)
1,457,044 1,367,105
Series 2017-3 Class A - 2.5% 8/25/47
(a) (c)
2,855,242 2,647,941
Series 2018-6 Class 2A2 - 3% 12/25/48
(a) (c)
549,755 530,659
Series 2020-7 Class A - 3% 1/25/51
(a) (c)
162,262 160,392
Series 2020-8 Class A - 3% 3/25/51
(a) (c)
301,902 296,792
Series 2021-4 Class A4 - 2.5% 8/25/51
(a) (c)
2,292,279 2,095,484
Series 2021-6 Class B - 2.5% 10/25/51
(a) (c)
5,102,254 4,664,218
Series 2021-8 Class B - 2.5% 12/25/51
(a) (c)
1,671,686 1,517,346
Series 2022-2 Class A4A - 2.5% 8/25/52
(a) (c)
2,064,514 1,887,272
JPMorgan Wealth Management (JPMWM)
Series 2020-ATR1 Class A - 3% 2/25/50
(a) (c)
688,552 682,193
Rate Mortgage Trust (RATE)
Series 2021-J3 Class A7 - 2.5% 10/25/51
(a) (c)
4,567,247 4,168,318
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 - 2.5% 7/25/51
(a) (c)
6,060,611 5,562,938
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A - 4.5% 8/25/49
(a) (c)
347,678 345,041
Series 2020-2 Class A - 3.5% 3/25/50
(a) (c)
11,072 11,056
Series 2020-3 Class A - 3% 4/25/50
(a) (c)
448,424 441,938
51,211,781
a
Total Mortgage-Backed Securities (Cost $92,308,028) 87,312,971
U.S. Treasuries - 24 .8 % a
a
U.S. Treasury Notes
2% 7/31/22 17,000,000 17,011,999
2% 2/15/23 7,000,000 6,973,418
1.5% 2/28/23 25,000,000 24,793,782
2% 5/31/24 18,000,000 17,676,563
2.13% 11/30/24 2,500,000 2,448,926
1.5% 11/30/24 17,000,000 16,403,008
2.75% 2/28/25 2,000,000 1,986,172
1.13% 2/28/25 9,000,000 8,567,578
0.38% 4/30/25 5,000,000 4,641,113
2.88% 6/15/25 9,000,000 8,964,844
0.25% 8/31/25 20,000,000 18,316,406
1.88% 7/31/26 15,000,000 14,331,153
1.63% 10/31/26 17,000,000 16,015,195
2.25% 2/15/27 2,000,000 1,928,828
1.13% 2/28/27 10,000,000 9,163,672
1.13% 2/29/28 16,000,000 14,390,000
1.25% 3/31/28 7,000,000 6,325,156
a
Total U.S. Treasuries (Cost $198,849,592) 189,937,813
Cash Equivalents - 3 .9 % a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 1.01% (Cost
$29,455,065)
(d)
29,455,065 29,455,065
Short-Term Securities Held as Collateral for Securities on Loan - 0 .0 % a
a a
$ Principal
Amount $ Value a
a
Citibank N.A. DDCA
1.57% 32,906 32,906
Goldman Sachs Financial Square Government Fund
Institutional Class - 1.37% 296,156 296,156
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $329,062) 329,062
Total Investments in Securities (Cost $795,582,723) 768,984,925
Cash due to Custodian - 0.0% (321)
Other Liabilities in Excess of Other Assets -  (0.5%) (4,044,774)
Net Assets - 100% 764,939,830
Net Asset Value Per Share - Investor Class 11.76
Net Asset Value Per Share - Institutional Class 11.79
^ This security or a partial position of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $322,470.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Foreign domiciled entity.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) Rate presented represents the 30 day average yield at June 30, 2022.

Ultra Short Government Fund
Schedule of Investments
June 30, 2022 (Unaudited)
Asset-Backed Securities - 5 .9 % a
a a
$ Principal
Amount $ Value a
a
Automobile
ACC Auto Trust (AUTOC)
Series 2021-A Class A - 1.08% 4/15/27
(a)
105,597 103,849
American Credit Acceptance Receivables Trust (ACAR)
Series 2021-2 Class B - 0.37% 10/15/24
(a)
17,156 17,140
ARI Fleet Lease Trust (ARIFL)
Series 2019-A Class A - 2.41% 11/15/27
(a)
63,484 63,379
Series 2020-A Class A - 1.77% 8/15/28
(a)
135,441 135,440
Series 2022-A Class A1 - 1.49% 4/17/23
(a)
263,127 262,030
CFMT LLC (CFMT)
Series 2021-AL1 Class B - 1.39% 9/22/31
(a)
344,002 331,563
DT Auto Owner Trust (DTAOT)
Series 2020-3A Class C - 0.54% 4/15/24
(a)
1,516 1,515
GLS Auto Receivables Issuer Trust (GCAR)
Series 2021-4A Class A - 0.84% 7/15/25
(a)
324,194 318,260
Westlake Automobile Receivables Trust (WLAKE)
Series 2022-1A Class A2A - 1.97% 12/16/24
(a)
250,000 247,368
Wheels SPV 2 LLC (WHLS)
Series 2020-1A Class A2 - 0.51% 8/20/29
(a)
215,928 213,364
a
1,693,908
a
Consumer & Specialty Finance
Conn's Receivables Funding LLC (CONN)
Series 2021-A Class A - 1.05% 5/15/26
(a)
167,170 166,164
FREED ABS Trust (FREED)
Series 2022-1FP Class A - 0.94% 3/19/29
(a)
261,622 258,690
Marlette Funding Trust (MFT)
Series 2021-2A Class A - 0.51% 9/15/31
(a)
69,187 68,530
Theorem Funding Trust (THRM)
Series 2021-1A Class A - 1.28% 12/15/27
(a)
191,123 186,861
Upstart Securitization Trust (UPST)
Series 2021-3 Class A - 0.83% 7/20/31
(a)
129,628 125,908
a
806,153
a
Equipment
MMAF Equipment Finance LLC (MMAF)
Series 2022-A Class A1 - 1.48% 5/3/23
(a)
767,290 766,107
Pawnee Equipment Receivables LLC (PWNE)
Series 2021-1 Class A1 - 0.3% 10/17/22
(a)
108,647 108,549
a
874,656
a
Other
Octane Receivables Trust (OCTL)
Series 2022-1A Class A1 - 1.55% 5/22/23
(a)
271,582 272,053
a
Total Asset-Backed Securities (Cost $3,685,477) 3,646,770
U.S. Treasuries - 81 .9 % a
a
U.S. Treasury Notes
1.88% 7/31/22 14,500,000 14,508,741
1.63% 8/15/22 8,000,000 8,001,789
1.5% 8/15/22 13,000,000 13,000,902
1.88% 8/31/22 8,000,000 8,003,984
1.63% 8/31/22 5,000,000 5,000,434
a
a a
$ Principal
Amount $ Value a
a
0.25% 4/15/23 2,000,000 1,959,842
a
Total U.S. Treasuries (Cost $50,489,994) 50,475,692
Cash Equivalents - 12 .8 % a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 1.01% (Cost
$7,916,689)
(b)
7,916,689 7,916,689
a
Total Investments in Securities (Cost $62,092,160) 62,039,151
Cash due to Custodian - 0.0% (22)
Other Liabilities in Excess of Other Assets -  (0.6%) (356,934)
Net Assets - 100% 61,682,195
Net Asset Value Per Share - Institutional Class 9.99
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Rate presented represents the 30 day average yield at June 30, 2022.

Value Fund
Schedule of Investments
June 30, 2022 (Unaudited)
Common Stocks - 98 .4 % a
Information Technology
% of Net
Assets Shares $ Value
Data Processing & Outsourced Services 12.6
Visa, Inc. - Class A 175,000 34,455,750
Mastercard, Inc. - Class A 105,000 33,125,400
Fidelity National Information Services, Inc. 335,000 30,709,450
a
IT Consulting & Other Services 5.6
Accenture plc - Class A
(a)
80,000 22,212,000
Gartner, Inc.
(b)
90,000 21,764,700
a
Application Software 5.5
Adobe, Inc.
(b)
60,000 21,963,600
Salesforce, Inc.
(b)
125,000 20,630,000
a
Semiconductors 4.2
Analog Devices, Inc. 225,000 32,870,250
a
Systems Software 2.9
Oracle Corp. 325,000 22,707,750
a
30.8 240,438,900
Communication Services
Interactive Media & Services 11.6
Alphabet, Inc. - Class C
(b)
26,750 58,514,287
Meta Platforms, Inc. - Class A
(b)
200,000 32,250,000
a
Cable & Satellite 9.6
Liberty Broadband Corp. - Class C
(b)
300,000 34,692,000
Liberty Media Corp-Liberty SiriusXM - Class C
(b)
625,000 22,531,250
Comcast Corp. - Class A 450,000 17,658,000
a
21.2 165,645,537
Health Care
Life Sciences Tools & Services 4.9
Thermo Fisher Scientific, Inc. 70,000 38,029,600
a
Health Care Equipment 4.7
Danaher Corp. 145,000 36,760,400
a
Health Care Services 3.4
Laboratory Corp. of America Holdings 115,000 26,951,400
a
13.0 101,741,400
Financials
Multi-Sector Holdings 4.0
Berkshire Hathaway, Inc. - Class B
(b)
115,000 31,397,300
a
Financial Exchanges & Data 3.0
S&P Global, Inc. 70,000 23,594,200
a
Insurance Brokers 2.8
Aon plc - Class A
(a)
80,000 21,574,400
a
Investment Banking & Brokerage 2.6
The Charles Schwab Corp. 325,000 20,533,500
a
12.4 97,099,400
a
Industrials
% of Net
Assets Shares $ Value
Research & Consulting Services 5.0
CoStar Group, Inc.
(b)
650,000 39,266,500
a
Industrial Conglomerates 3.6
Roper Technologies, Inc. 70,000 27,625,500
a
8.6 66,892,000
Materials
Construction Materials 3.6
Vulcan Materials Co. 200,000 28,420,000
a
Industrial Gases 2.6
Linde plc
(a)
70,000 20,127,100
a
6.2 48,547,100
Consumer Discretionary
Automotive Retail 3.5
CarMax, Inc.
(b)
300,000 27,144,000
a
Internet & Direct Marketing Retail 2.7
Amazon.com, Inc.
(b)
200,000 21,242,000
a
6.2 48,386,000
a
Total Common Stocks (Cost $477,466,327) 768,750,337
Cash Equivalents - 1 .8 % a
a a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 1.01% (Cost
$14,103,139)
(c)
14,103,139 14,103,139
a
Total Investments in Securities (Cost $491,569,466) 782,853,476
Cash - 0.0% 2
Other Liabilities in Excess of Other Assets -  (0.2%) (1,245,875)
Net Assets - 100% 781,607,603
Net Asset Value Per Share - Investor Class 47.71
Net Asset Value Per Share - Institutional Class 48.72
(a) Foreign domiciled entity.
(b) Non-income producing.
(c) Rate presented represents the 30 day average yield at June 30, 2022.

NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2022 (Unaudited)
(1) Disclaimer
The schedule of portfolio holdings are unaudited and are presented for informational purposes only. Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.
(2) Affiliated Issuers
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund's holdings of an issuer represent 5%
or more of the outstanding voting securities of the issuer. A summary of each Fund's holdings in the securities of such issuers is set forth below:
(3) Additional Information
The Funds’ annual and semi-annual reports contain further information, including the Funds’ significant accounting policies, pricing and fair valuation information and risks. These reports are available on the Funds’ website at weitzinvestments.com.
Partners Ill Opportunity Fund
Value
3/31/2022
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain(Loss)
Net Change in Unrealized
Appreciation/Depreciation
Value
6/30/2022
Shares as of
6/30/2022
Dividend
Income
Capital Gains
Distributions
CoreCard Corp. $ 16,714,000 $ — $ — $ — ( $ 1,823,900) $ 14,890,100 610,000 $ — $—